As filed with the Securities and Exchange Commission
                                on March 2, 1999



                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549


                                                                          _____
        Registration Statement Under The Securities Act of 1933           _____
                                                                          _____
                    Pre-Effective Amendment No.                           _____


                    Post-Effective Amendment No. l6                       __X__

                                     and/or
                                                                          _____
Registration Statement Under The Investment Company Act of 1940           _____
                                                                          _____
                            Amendment No. 18                              __X__


                        (Check appropriate box or boxes)



                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     1 World Trade Center
     Suite 9333
     New York, New York                                     10048
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:       212-806-8800



                               Mr. Gregory S. Duch
                           Fred Alger Management, Inc.
                              1 World Trade Center
                                   Suite 9333
                               New York, NY 10048
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



                              Page 1 of _____ Pages
                           Exhibit Index at Page _____

It is proposed that this filing will become effective (check appropriate box):


_____
_____     immediately upon filing pursuant to paragraph (b), or



_____
_____     on [date]  pursuant to paragraph (b), or


_____
__X__     60 days after filing pursuant to paragraph (a), or



_____
_____     on [date] pursuant to paragraph (a)(2) of Rule 485


                                   ----------

                                                                       THE ALGER
                                                                   AMERICAN FUND

           A POOLED FUNDING VEHICLE FOR:
           o VARIABLE ANNUITY CONTRACTS
           o VARIABLE LIFE INSURANCE POLICIES
           o QUALIFIED PENSION PLANS
           o QUALIFIED RETIREMENT PLANS


                                                                      PROSPECTUS

                                                                     MAY 1, 1999




                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                               ALGER AMERICAN BALANCED PORTFOLIO
                                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                                         ALGER AMERICAN INCOME &GROWTH PORTFOLIO


      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE ALGER
AMERICAN FUND


PROSPECTUS

MAY 1, 1999


TABLE OF CONTENTS
-------------------------------------------------------------------

2 ............Risk/Return Summary: Investments, Risks & Performance

      2 ......Investments

              Alger American Small
               Capitalization Portfolio ............2
              Alger American MidCap
               Growth Portfolio ....................2
              Alger American Growth Portfolio ......2
              Alger American Balanced Portfolio ....3
              Alger American Leveraged
               AllCap Portfolio ....................3
              Alger American Income &
               Growth Portfolio ....................3

      3 ......Principal Risks

              Alger American Small
               Capitalization Portfolio ............4
              Alger American MidCap
               Growth Portfolio ....................4
              Alger American Growth Portfolio ......4
              Alger American Balanced Portfolio ....4
              Alger American Leveraged
               AllCap Portfolio ....................4
              Alger American Income &
               Growth Portfolio ....................4

      4 ......Performance

              Alger American Small
               Capitalization Portfolio ............5
              Alger American Growth Portfolio ......5
              Alger American MidCap
               Growth Portfolio ....................6
              Alger American Balanced Portfolio ....6
              Alger American Leveraged
               AllCap Portfolio ....................6
              Alger American Income &
               Growth Portfolio ....................6

7 ............Fees and Expenses
8 ............Management & Organization
9 ............Shareholder Information

              Distributor ..........................9
              Transfer Agent .......................9
              Purchasing and Redeeming Fund Shares .9
              Financial Highlights .................10

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS,
RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios (other than the fixed-income portion of the Balanced Portfolio) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.


ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN BALANCED PORTFOLIO

GOAL

THE ALGER AMERICAN BALANCED PORTFOLIO SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

THE  ALGER  AMERICAN   LEVERAGED  ALLCAP   PORTFOLIO  SEEKS  LONG-TERM   CAPITAL
APPRECIATION.


APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid for the money borrowed.


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN INCOME & GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.


APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase a portfolio's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

There may be additional risks applicable to a specific portfolio because of its investment approach.


RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN
BALANCED PORTFOLIO

The primary risks arising from the fixed-income portion of the portfolio are:

o fixed income securities' sensitivity to interest rate movements

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

The primary risks for the equity portion of the portfolio are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO

A risk of investing in the portfolio is:

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed


RISKS APPLICABLE TO ALGER AMERICAN
INCOME & GROWTH PORTFOLIO

A risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons


[GRAPHIC OMITTED]


PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

o S&P 500 IndexR: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth IndexR: An index of common stocks designed to track performance of small capitalization companies.

o S&P Midcap 400 IndexR: An index of common stocks designed to track performance of medium capitalization companies.

o Lehman Brothers Government/Corporate Bond IndexR: An index designed to track performance of government and corporate bonds.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  89     90    91     92    93     94     95     96    97     98
  -----  ----  -----  ----  -----  -----  -----  ----  -----  -----
  64.48  8.71  57.55  3.55  13.28  -4.38  44.31  4.18  11.39  15.53


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990
Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                   1 Year   5 Years 10 Years (9/21/88)
------------------------------------------------------
American Small
  Capitalization   15.53%    13.09%  19.85%   18.86%
Russell 2000 Growth
  IndexR            1.23%    10.22%  11.54%   11.22%


ALGER AMERICAN GROWTH PORTFOLIO


Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  90    91     92     93     94    95     96     97     98
  ----  -----  -----  -----  ----  -----  -----  -----  -----
  4.14  40.39  12.38  22.47  1.45  36.37  13.35  25.75  48.07


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (1/9/89)
------------------------------------------------------
American Growth             48.07%   23.90%   22.03%
S&P 500 IndexR              28.58%   24.06%   19.05%

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

    94         95         96        97         98
    -----      -----      -----     -----      -----
    -1.54      44.45      11.90     15.01      30.30


Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
------------------------------------------------------
American MidCap             30.30%   18.98%   23.50%
S&P Midcap 400 IndexR       19.11%   18.84%   18.99%


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

        96               97                 98
        -----            -----              -----
        12.04            19.68              57.83


Best Quarter:       31.95%    Q4      1998
Worst Quarter:      -5.70%    Q4      1997

Average Annual Total Return as of December 31, 1998

                                         Since
                                       Inception
                            1 Year     (1/25/95)
------------------------------------------------
American Leveraged
  AllCap                    57.83%      39.34%
S&P 500 IndexR              28.58%      30.43%


ALGER AMERICAN BALANCED PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  90    91    92    93     94     95     96     97      98
  ----  ----  ----  ----   -----  -----  -----  -----   -----
  6.53  4.70  9.48  7.79   -4.27  28.62  10.17  19.82   31.51


Best Quarter:    16.94%    Q4       1998
Worst Quarter:   -5.70%    Q1       1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (9/5/89)
------------------------------------------------------
American Balanced           31.51%   16.41%   12.05%
S&P 500 Index               28.58%   24.06%   17.44%
Lehman Brothers Gov't/Corp
   Bond IndexR               9.46%    7.30%    8.90%


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  89    90    91     92    93     94     95     96     97     98
  ----  ----  -----  ----  -----  -----  -----  -----  -----  -----
  7.40  0.28  23.51  8.64  10.34  -8.28  35.13  19.68  36.29  32.29


Best Quarter:     21.37%   Q4       1998
Worst Quarter:    -13.94%  Q3       1990

Average Annual Total Return as of December 31, 1998

                                                Since
                                              Inception
                   1 Year   5 Years 10 Years (11/15/88)
-------------------------------------------------------
American
  Income & Growth   32.39% 21.76%  15.62%     15.51%
S&P 500 IndexR      28.58% 24.06%  19.21%     19.06%

[GRAPHIC OMITTED]


FEES AND EXPENSES
Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.

ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
from Fund assets)

                      SHAREHOLDER FEES       Management  Distribution   Other      TOTAL ANNUAL FUND
                      (fees paid directly    Fees        Fees           Expenses   OPERATING EXPENSES
                       from your investment)
-----------------------------------------------------------------------------------------------------

ALGER AMERICAN SMALL           None           .85%        None            .04%           .89
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                 None           .80%        None            .04%           .84%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                 None           .75%        None            .04%           .79%
GROWTH
PORTFOLIO

ALGER AMERICAN                 None           .75%        None            .17%           .92%
BALANCED PORTFOLIO

ALGER AMERICAN                 None           .85%        None            .11%*          .96%
LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN                 None          .625%        None            .075%          .70%
INCOME &GROWTH
PORTFOLIO

*INCLUDED IN OTHER EXPENSES IS 0.03% OF INTEREST EXPENSE.



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the table above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                           1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------

  ALGER AMERICAN SMALL       $91     $284     $493    $1,096
  CAPITALIZATION
  PORTFOLIO

  ALGER AMERICAN             $86     $268     $466    $1,037
  MIDCAP GROWTH
  PORTFOLIO

  ALGER AMERICAN             $81     $252     $439    $  978
  GROWTH
  PORTFOLIO

  ALGER AMERICAN             $94     $293     $509    $1,131
  BALANCED
  PORTFOLIO

  ALGER AMERICAN             $98     $306     $531    $1,178
  LEVERAGED ALLCAP
  PORTFOLIO

  ALGER AMERICAN             $72     $224     $390    $  871
  INCOME &GROWTH
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]


MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Fund has had the same manager since inception, and the portfolios pay the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios -- .85%; MidCap Growth Portfolio--.80%; Growth and Balanced Portfolios-- .75%; Income & Growth Portfolio-- .625%.

PORTFOLIO MANAGERS
David Alger, Seilai Khoo, Ron Tartaro and Steven Thumm are the individuals responsible for the day-to-day management of the portfolios investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization and Leveraged AllCap Portfolios, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manger of the MidCap Growth, Growth, Income & Growth and Balanced Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Steven Thumm serves as co-manager of the Balanced Portfolio. He has been employed by the Manager as a fixed income analyst since 1991.

YEAR 2000
The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302


TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

The price of one share is its "net asset value", or NAV. The NAV for the portfolios is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of realized capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


          NAV  (NET  ASSET  VALUE) IS   COMPUTED  BY   ADDING
         TOGETHER  THE  VALUE  OF  THE PORTFOLIO'S INVESTMENTS
        PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
       AND  THEN  DIVIDING  THE  RESULT  BY  THE  NUMBER  OF ITS
                                             OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or redemption by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The financial highlights, with the exception of total return information, for the year ended December 31, 1989 were audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year         $  43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                           --------       --------     ----------      --------       --------
Net investment income (loss)                  (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                                6.30           4.45           1.70         12.19          (1.45)
                                           --------       --------     ----------      --------       --------
Total from investment operations               6.28           4.40           1.66         12.10          (1.48)
                                           --------       --------     ----------      --------       --------
Dividends from net investment income             --             --             --            --             --
Distributions from net realized gains         (6.06)         (1.56)         (0.16)           --          (2.09)
                                           --------       --------     ----------      --------       --------
Total distributions                           (6.06)         (1.56)         (0.16)           --          (2.09)
                                           --------       --------     ----------      --------       --------
Net asset value, end of year               $  43.97       $  43.75     $    40.91      $  39.41       $  27.31
                                           ========       ========     ==========      ========       ========
Total Return                                 15.53%         11.39%          4.18%        44.31%         (4.38%)
                                         ==========       ========     ==========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted) $1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                         ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets      0.89%          0.89%          0.88%         0.92%          0.96%
                                          =========       ========     ==========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                          =========       ========     ==========      ========       ========
 Portfolio Turnover Rate                    142.90%        104.43%        110.04%        80.66%        117.61%
                                          =========       ========     ==========      ========       ========


                                          Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------

Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i)   Amount was computed based on average shares outstanding during the year.
 (ii)   Unaudited.
(iii) Amount has been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           -----          ----          ----           ----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22     $    42.76       $  34.33      $  31.16       $  23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========
 Ratio of expenses to average net assets     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========


                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            ----           ----           ----          ----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period
 (000's omitted)                          $ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%          1.50%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the period.
 (ii)   Ratios have been annualized; total return has not been annualized.
(iii)   Unaudited.

AMERICAN INCOME & GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           ----           ----          ----           ----
Net asset value, beginning of period      $  10.99       $   8.42       $  17.79      $  13.30       $  15.31
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.09(ii)      0.11(ii)       0.17
Net realized and unrealized gain
 on investments                               3.30           2.94           1.87          4.54          (1.47)
                                          --------       --------       --------      --------       --------
Total from investment operations              3.33           2.97           1.96          4.65          (1.30)
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.04)         (0.04)         (0.33)        (0.16)         (0.15)
Distributions from net realized gains        (1.16)         (0.36)        (11.00)           --          (0.56)
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.20)         (0.40)        (11.33)        (0.16)         (0.71)
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  13.12       $  10.99       $   8.42      $  17.79       $  13.30
                                          ========       ========       ========      ========       ========
Total Return                                32.39%         36.29%         19.68%        35.13%         (8.28%)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 77,926       $ 47,399       $ 20,910      $  8,639       $ 29,135
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.74%          0.81%         0.75%          0.75%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.31%          0.56%          0.94%         0.61%          1.22%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   131.67%        150.09%        121.60%       164.05%        177.97%
                                          ========       ========       ========      ========       ========


                                          Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            ----           ----           ----          ----           ----
Net asset value, beginning of period      $  13.93       $  13.08       $  10.67      $  10.74       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.07           0.08           0.09          0.11           0.18
Net realized and unrealized gain
 on investments                               1.37           1.02           2.41         (0.08)          0.56
                                          --------       --------       --------      --------       --------
Total from investment operations              1.44           1.10           2.50          0.03           0.74
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.06)         (0.12)         (0.09)        (0.10)            --
Distributions from net realized gains           --          (0.13)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.06)         (0.25)         (0.09)        (0.10)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  15.31       $  13.93       $  13.08      $  10.67       $  10.74
                                          ========       ========       ========      ========       ========
Total Return                                10.34%          8.64%         23.51%         0.28%          7.40%(i)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 31,895       $  8,671       $  2,663      $    436       $     98
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          1.25%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --          0.01%          0.66%         5.41%         23.72%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         1.51%          1.62%          2.54%         3.61%          7.36%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   105.80%        100.62%         61.11%        56.90%             --
                                          ========       ========       ========      ========       ========

  (i) Unaudited.
 (ii) Amount was computed based on average shares outstanding during the period.


ALGER AMERICAN BALANCED PORTFOLIO (i)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           ----           ----          ----           ----
Net asset value, beginning of period      $  10.76       $   9.24       $  13.64      $  10.80       $  11.58
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.19           0.17           0.21(iv)      0.33(iv)       0.20
Net realized and unrealized gain (loss)
 on investments                               3.02           1.63           1.01          2.73          (0.70)
                                          --------       --------       --------      --------       --------
Total from investment operations              3.21           1.80           1.22          3.06          (0.50)
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.18)         (0.12)         (0.73)        (0.22)         (0.13)
Distributions from net realized gains        (0.81)         (0.16)         (4.89)           --          (0.15)
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.99)         (0.28)         (5.62)        (0.22)         (0.28)
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  12.98       $  10.76       $   9.24      $  13.64       $  10.80
                                          ========       ========       ========      ========       ========
Total Return                                31.51%         19.82%         10.17%        28.62%         (4.27%)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period (000's omitted) $ 28,208       $ 16,614       $ 10,486      $  3,671       $ 10,394
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.92%          1.01%          1.14%         1.00%          1.08%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      2.09%          2.14%          2.06%         2.49%          2.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                    94.64%        105.01%         68.66%       113.02%         78.80%
                                          ========       ========       ========      ========       ========


                                                                                                       From
                                                                                                 September 5, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            ----           ----           ----          ----         --------
Net asset value, beginning of period      $  10.77       $  10.02       $  10.01      $  10.04       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.15           0.22           0.45          0.66           0.22
Net realized and unrealized gain (loss)
 on investments                               0.69           0.72           0.01         (0.03)          0.04
                                          --------       --------       --------      --------       --------
Total from investment operations              0.84           0.94           0.46          0.63           0.26
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.19)         (0.45)        (0.66)         (0.22)
Distributions from net realized gains           --             --             --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.19)         (0.45)        (0.66)         (0.22)
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  11.58       $  10.77       $  10.02      $  10.01       $  10.04
                                          ========       ========       ========      ========       ========
Total Return                                 7.79%          9.48%          4.70%         6.53%          2.65%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period (000's omitted) $  7,848       $  4,009       $  1,487      $    365       $    131
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.25%          1.25%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements       0.19%          0.42%          1.37%         4.81%          5.89%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      2.05%          1.99%          4.22%         6.60%          6.92%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                    85.46%         15.27%             --       132.55%             --
                                          ========       ========       ========      ========       ========

  (i) Prior to October 1, 1992, the Alger American Balanced Portfolio was the Alger American Fixed Income Portfolio.
 (ii)   Ratios have been annualized; total return has not been annualized.
(iii)   Unaudited
 (iv) Amount was computed based on average shares outstanding during the period.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                                                                       From
                                                                                                 January 25, 1995
                                                                                                   (commencement
                                                                                                 of operations) to
                                                                       Year Ended December 31,     December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                    1998       1997        1996       1995(i)
                                                                    ----       ----        ----       -------
Net asset value, beginning of period                             $   23.17  $   19.36   $   17.43    $  10.00
                                                                 ---------  ---------   ---------    --------
Net investment income (loss)                                         (0.05)     (0.03)      (0.03)(ii)  (0.03)
Net realized and unrealized gain on investments                      12.99       3.84        2.14        7.46
                                                                 ---------  ---------   ---------    --------
Total from investment operations                                     12.94       3.81        2.11        7.43
Distributions from net realized gains                                (1.21)        --       (0.18)         --
                                                                 ---------  ---------   ---------    --------
Net asset value, end of period                                   $   34.90  $  23.17    $  19.36     $ 17.43
                                                                 =========  =========   =========    ========
Total Return                                                        57.83%     19.68%      12.04%      74.30%
                                                                 =========  =========   =========    ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)                       $ 101,710  $  53,488   $  34,925    $  5,497
                                                                 =========  =========   =========    ========
 Ratio of expenses excluding interest
  to average net assets                                              0.93%      0.96%       1.06%       1.50%
                                                                 =========  =========   =========    ========
 Ratio of expenses including interest
  to average net assets                                              0.96%      1.00%       1.09%       1.56%(iii)
                                                                 =========  =========   =========    ========
 Ratio of net investment income (loss)
  to average net assets                                             (0.27%)    (0.17%)     (0.15%)     (0.71%)
                                                                 =========  =========   =========    ========
 Portfolio Turnover Rate                                           143.59%    164.27%     102.10%     178.23%
                                                                 =========  =========   =========    ========
 Amount of debt outstanding at end of period                            --         --          --          --
                                                                 =========  =========   =========    ========
 Average amount of debt outstanding during the period            $ 246,101  $ 201,644   $ 76,079     $  8,122
                                                                 =========  =========   =========    ========
 Average daily number of shares outstanding
  during the period                                              2,480,478  2,135,458   1,107,187      75,460
                                                                 =========  =========   =========    ========
 Average amount of debt per share during the period              $    0.10  $    0.09   $    0.07    $   0.11
                                                                 =========  =========   =========    ========

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                                                                       From
                                                                                                    May 3, 1993
                                                                                                   (commencement
                                                                                                 of operations) to
                                                           Year Ended December 31,                 December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998        1997        1996       1995        1994       1993(i)
                                            ----        ----        ----       ----        ----       -------
Net asset value, beginning of period      $  24.18    $  21.35    $  19.44   $  13.46     $ 13.72     $ 10.00
                                          --------    --------    --------   --------     -------     -------
Net investment income (loss)                  0.00(ii)   (0.04)       0.03      (0.03)       0.00(ii)   (0.02)
Net realized and unrealized gain (loss)
 on investments                               6.95        3.20        2.29       6.01       (0.21)       3.88
                                          --------    --------    --------   --------     -------     -------
Total from investment operations              6.95        3.16        2.32       5.98       (0.21)       3.86
                                          --------    --------    --------   --------     -------     -------
Dividends from net investment income            --       (0.01)         --         --          --          --
Distributions from net realized gains        (2.26)      (0.32)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Total Distributions                          (2.26)      (0.33)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Net asset value, end of period            $  28.87    $  24.18    $  21.35   $  19.44     $ 13.46     $ 13.72
                                          ========    ========    ========   ========     =======     =======
Total Return                                30.30%      15.01%      11.90%     44.45%      (1.54%)     38.67%
                                          ========    ========    ========   ========     =======     =======
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$689,571    $444,967    $394,847   $185,349     $62,178     $21,301
                                          ========    ========    ========   ========     =======     =======
 Ratio of expenses to average net assets     0.84%       0.84%       0.84%      0.90%       0.97%       1.50%(iii)
                                          ========    ========    ========   ========     =======     =======
 Ratio of net investment income (loss)
  to average net assets                      0.00%      (0.15%)      0.08%     (0.25%)      0.03%      (0.58%)
                                          ========    ========    ========   ========     =======     =======
 Portfolio Turnover Rate                   152.21%     151.98%      90.97%    104.74%      83.96%      67.22%
                                          ========    ========    ========   ========     =======     =======

  (i)  Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the period.
 (iii) Amount has been reduced by 0.03% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863


By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                                                       THE ALGER
                                                                   AMERICAN FUND

           A POOLED FUNDING VEHICLE FOR:
           o VARIABLE ANNUITY CONTRACTS
           o VARIABLE LIFE INSURANCE POLICIES
           o QUALIFIED PENSION PLANS
           o QUALIFIED RETIREMENT PLANS


                                                                      PROSPECTUS

                                                                     MAY 1, 1999


                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                                         ALGER AMERICAN INCOME &GROWTH PORTFOLIO


      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                   ALGER AMERICAN SMALL CAPITALI
ZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                                         ALGER AMERICAN INCOME &GROWTH PORTFOLIO


                                                                      PROSPECTUS

                                                                     MAY 1, 1999


TABLE OF CONTENTS


2 ............Risk/Return Summary: Investments, Risks & Performance

      2 ......Investments

              Alger American Small
               Capitalization Portfolio ......................2
              Alger American MidCap
               Growth Portfolio ..............................2
              Alger American Growth Portfolio ................2
              Alger American Leveraged
               AllCap Portfolio ..............................3
              Alger American Income &
               Growth Portfolio ..............................3

      3 ......Principal Risks

              Alger American Small
               Capitalization Portfolio ......................4
              Alger American MidCap
               Growth Portfolio ..............................4
              Alger American Growth Portfolio ................4
              Alger American Leveraged
               AllCap Portfolio ..............................4
              Alger American Income &
               Growth Portfolio ..............................4

      4 ......Performance

              Alger American Small
               Capitalization Portfolio ......................5
              Alger American MidCap
               Growth Portfolio ..............................5
              Alger American Growth Portfolio ................5
              Alger American Leveraged
               AllCap Portfolio ..............................5
              Alger American Income &
               Growth Portfolio ..............................6

6 ............Fees and Expenses
7 ............Management & Organization
8 ............Shareholder Information

              Distributor ....................................8
              Transfer Agent .................................8
              Purchasing and Redeeming Fund Shares ...........9

10............Financial Highlights

Back Cover: ..How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios (other than the fixed-income portion of the Income & Growth Portfolio) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.


ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO
SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

THE ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid for the money borrowed.

ALGER AMERICAN INCOME &GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN INCOME &GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.


APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]


PRINCIPAL RISKS


RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase a portfolio's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk by investing in developmental stage companies rather than larger, more established companies


RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO

A risk of investing in the portfolio is:

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed


RISKS APPLICABLE TO ALGER AMERICAN
INCOME &GROWTH PORTFOLIO

A risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons


[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in the portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. They assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

o S&P 500 IndexR: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth IndexR: An index of common stocks designed to track performance of small capitalization companies.

o S&P Midcap 400 IndexR: An index of common stocks designed to track performance of medium capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  89     90    91     92    93     94     95     96    97     98
  -----  ----  -----  ----  -----  -----  -----  ----  -----  -----
  64.48  8.71  57.55  3.55  13.28  -4.38  44.31  4.18  11.39  15.53


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990
Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                   1 Year   5 Years 10 Years (9/21/88)
------------------------------------------------------
American Small
  Capitalization   15.53%    13.09%  19.85%   18.86%
Russell 2000 Growth
  Index             1.23%    10.22%  11.54%   11.22%


ALGER AMERICAN GROWTH PORTFOLIO


Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  90    91     92     93     94    95     96     97     98
  ----  -----  -----  -----  ----  -----  -----  -----  -----
  4.14  40.39  12.38  22.47  1.45  36.37  13.35  25.75  48.07


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (1/9/89)
------------------------------------------------------
American Growth             48.07%   23.90%   22.03%
S&P 500 Index               28.58%   24.06%   19.05%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

    94         95         96        97         98
    -----      -----      -----     -----      -----
    -1.54      44.45      11.90     15.01      30.30


Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
------------------------------------------------------
American MidCap             30.30%   18.98%   23.50%
S&P Midcap 400 Index        19.11%   18.84%   18.99%


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

        96               97                 98
        -----            -----              -----
        12.04            19.68              57.83


Best Quarter:       31.95%    Q4      1998
Worst Quarter:      -5.70%    Q4      1997

Average Annual Total Return as of December 31, 1998

                                         Since
                                       Inception
                            1 Year     (1/25/95)
------------------------------------------------
American Leveraged
  AllCap                    57.83%      39.34%
S&P 500 Index               28.58%      30.43%

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  89    90    91     92    93     94     95     96     97     98
  ----  ----  -----  ----  -----  -----  -----  -----  -----  -----
  7.40  0.28  23.51  8.64  10.34  -8.28  35.13  19.68  36.29  32.29


Best Quarter:     21.37%   Q4       1998
Worst Quarter:    -13.94%  Q3       1990

Average Annual Total Return as of December 31, 1998

                                                Since
                                              Inception
                   1 Year   5 Years 10 Years (11/15/88)
-------------------------------------------------------
American
  Income & Growth   32.39% 21.76%  15.62%     15.51%
S&P 500 Index       28.58% 24.06%  19.21%     19.06%


[GRAPHIC OMITTED]


FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.

                                             ANNUAL FUND OPERATING
                                             EXPENSES
                                             (expenses that are deducted
                                             from Fund assets)

                      SHAREHOLDER FEES       Management  Distribution   Other      TOTAL ANNUAL FUND
                      (fees paid directly    Fees        Fees           Expenses   OPERATING EXPENSES
                       from your investment)
-----------------------------------------------------------------------------------------------------

ALGER AMERICAN SMALL           None           .85%        None            .04%           .89%
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                 None           .80%        None            .04%           .84%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                 None           .75%        None            .04%           .79%
GROWTH
PORTFOLIO

ALGER AMERICAN                 None           .75%        None            .17%           .92%
BALANCED PORTFOLIO

ALGER AMERICAN                 None           .85%        None            .11%*          .96%
LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN                 None          .625%        None            .075%          .70%
INCOME &GROWTH
PORTFOLIO

*INCLUDED IN OTHER EXPENSES IS 0.03% OF INTEREST EXPENSE.

EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the table above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 Year  3 Year   5 Year   10 Year
------------------------------------------------------------------

  ALGER AMERICAN SMALL      $91    $284    $493    $1,096
  CAPITALIZATION
  PORTFOLIO

  ALGER AMERICAN            $86    $268    $466    $1,037
  MIDCAP GROWTH
  PORTFOLIO

  ALGER AMERICAN            $81    $252    $439    $978
  GROWTH
  PORTFOLIO

  ALGER AMERICAN            $98    $306    $53     $1,178
  LEVERAGED ALLCAP
  PORTFOLIO

  ALGER AMERICAN            $72    $224    $390    $871
  INCOME &GROWTH
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


ADDITIONAL INFORMATION ABOUT THE
FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION


MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Fund has had the same manager since inception, and the portfolios pay the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios -- .85%; MidCap Growth Portfolio--.80%; Growth Portfolio-- .75%; Income & Growth Portfolio-- .625%.

PORTFOLIO MANAGERS

David Alger, Seilai Khoo, Ron Tartaro and Steven Thumm are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization and Leveraged AllCap Portfolios, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and comanager since 1995. Mr. Tartaro, a comanager of the MidCap Growth and Growth Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and comanager since 1995. Steven Thumm serves as comanager of the Balanced Portfolio. He has been employed by the Manager as a fixed income analyst since 1991 and comanager since 1995.

YEAR 2000

The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

The price of one share is its "net asset value", or NAV. The NAV for the portfolios is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of realized capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.



          NAV  (NET  ASSET  VALUE) IS   COMPUTED  BY   ADDING
         TOGETHER  THE  VALUE  OF  THE PORTFOLIO'S INVESTMENTS
        PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
       AND  THEN  DIVIDING  THE  RESULT  BY  THE  NUMBER  OF ITS
                                             OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or redemption by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The financial highlights, with the exception of total return information, for the year ended December 31, 1989 were audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year         $  43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                           --------       --------     ----------      --------       --------
Net investment income (loss)                  (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                                6.30           4.45           1.70         12.19          (1.45)
                                           --------       --------     ----------      --------       --------
Total from investment operations               6.28           4.40           1.66         12.10          (1.48)
                                           --------       --------     ----------      --------       --------
Dividends from net investment income             --             --             --            --             --
Distributions from net realized gains         (6.06)         (1.56)         (0.16)           --          (2.09)
                                           --------       --------     ----------      --------       --------
Total distributions                           (6.06)         (1.56)         (0.16)           --          (2.09)
                                           --------       --------     ----------      --------       --------
Net asset value, end of year               $  43.97       $  43.75     $    40.91      $  39.41       $  27.31
                                           ========       ========     ==========      ========       ========
Total Return                                 15.53%         11.39%          4.18%        44.31%         (4.38%)
                                           ========       ========     ==========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted) $1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                         ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets      0.89%          0.89%          0.88%         0.92%          0.96%
                                          =========       ========     ==========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                          =========       ========     ==========      ========       ========
 Portfolio Turnover Rate                    142.90%        104.43%        110.04%        80.66%        117.61%
                                          =========       ========     ==========      ========       ========


                                          Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------

Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i)   Amount was computed based on average shares outstanding during the year.
 (ii)   Unaudited.
(iii) Amount has been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           -----          ----          ----           ----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22     $    42.76       $  34.33      $  31.16       $  23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========
 Ratio of expenses to average net assets     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========


                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            ----           ----           ----          ----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%          1.50%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the period.
 (ii)   Ratios have been annualized; total return has not been annualized.
(iii)   Unaudited.

AMERICAN INCOME & GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           ----           ----          ----           ----
Net asset value, beginning of period      $  10.99       $   8.42       $  17.79      $  13.30       $  15.31
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.09(ii)      0.11(ii)       0.17
Net realized and unrealized gain
 on investments                               3.30           2.94           1.87          4.54          (1.47)
                                          --------       --------       --------      --------       --------
Total from investment operations              3.33           2.97           1.96          4.65          (1.30)
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.04)         (0.04)         (0.33)        (0.16)         (0.15)
Distributions from net realized gains        (1.16)         (0.36)        (11.00)           --          (0.56)
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.20)         (0.40)        (11.33)        (0.16)         (0.71)
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  13.12       $  10.99       $   8.42      $  17.79       $  13.30
                                          ========       ========       ========      ========       ========
Total Return                                32.39%         36.29%         19.68%        35.13%         (8.28%)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 77,926       $ 47,399       $ 20,910      $  8,639       $ 29,135
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.74%          0.81%         0.75%          0.75%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.31%          0.56%          0.94%         0.61%          1.22%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   131.67%        150.09%        121.60%       164.05%        177.97%
                                          ========       ========       ========      ========       ========


                                          Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            ----           ----           ----          ----           ----
Net asset value, beginning of period      $  13.93       $  13.08       $  10.67      $  10.74       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.07           0.08           0.09          0.11           0.18
Net realized and unrealized gain
 on investments                               1.37           1.02           2.41         (0.08)          0.56
                                          --------       --------       --------      --------       --------
Total from investment operations              1.44           1.10           2.50          0.03           0.74
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.06)         (0.12)         (0.09)        (0.10)            --
Distributions from net realized gains           --          (0.13)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.06)         (0.25)         (0.09)        (0.10)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  15.31       $  13.93       $  13.08      $  10.67       $  10.74
                                          ========       ========       ========      ========       ========
Total Return                                10.34%          8.64%         23.51%         0.28%          7.40%(i)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 31,895       $  8,671       $  2,663      $    436       $     98
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          1.25%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --          0.01%          0.66%         5.41%         23.72%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         1.51%          1.62%          2.54%         3.61%          7.36%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   105.80%        100.62%         61.11%        56.90%             --
                                          ========       ========       ========      ========       ========

  (i) Unaudited.
 (ii) Amount was computed based on average shares outstanding during the period.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                                                                       From
                                                                                                 January 25, 1995
                                                                                                   (commencement
                                                                                                 of operations) to
                                                                       Year Ended December 31,     December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                    1998       1997        1996       1995(i)
                                                                    ----       ----        ----       -------
Net asset value, beginning of period                             $   23.17  $   19.36   $   17.43    $  10.00
                                                                 ---------  ---------   ---------    --------
Net investment income (loss)                                         (0.05)     (0.03)      (0.03)(ii)  (0.03)
Net realized and unrealized gain on investments                      12.99       3.84        2.14        7.46
                                                                 ---------  ---------   ---------    --------
Total from investment operations                                     12.94       3.81        2.11        7.43
Distributions from net realized gains                                (1.21)        --       (0.18)         --
                                                                 ---------  ---------   ---------    --------
Net asset value, end of period                                   $   34.90  $   23.17   $   19.36    $  17.43
                                                                 =========  =========   =========    ========
Total Return                                                        57.83%     19.68%      12.04%      74.30%
                                                                 =========  =========   =========    ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)                       $ 101,710  $  53,488   $  34,925    $  5,497
                                                                 =========  =========   =========    ========
 Ratio of expenses excluding interest
  to average net assets                                              0.93%      0.96%       1.06%       1.50%
                                                                 =========  =========   =========    ========
 Ratio of expenses including interest
  to average net assets                                              0.96%      1.00%       1.09%       1.56%(iii)
                                                                 =========  =========   =========    ========
 Ratio of net investment income (loss)
  to average net assets                                             (0.27%)    (0.17%)     (0.15%)     (0.71%)
                                                                 =========  =========   =========    ========
 Portfolio Turnover Rate                                           143.59%    164.27%     102.10%     178.23%
                                                                 =========  =========   =========    ========
 Amount of debt outstanding at end of period                            --         --          --          --
                                                                 =========  =========   =========    ========
 Average amount of debt outstanding during the period            $ 246,101  $ 201,644   $ 76,079     $  8,122
                                                                 =========  =========   =========    ========
 Average daily number of shares outstanding
  during the period                                              2,480,478  2,135,458   1,107,187      75,460
                                                                 =========  =========   =========    ========
 Average amount of debt per share during the period              $    0.10  $    0.09   $    0.07    $   0.11
                                                                 =========  =========   =========    ========

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                                                                       From
                                                                                                    May 3, 1993
                                                                                                   (commencement
                                                                                                 of operations) to
                                                           Year Ended December 31,                 December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998        1997        1996       1995        1994       1993(i)
                                            ----        ----        ----       ----        ----       -------
Net asset value, beginning of period      $  24.18    $  21.35    $  19.44   $  13.46     $ 13.72     $ 10.00
                                          --------    --------    --------   --------     -------     -------
Net investment income (loss)                  0.00(ii)   (0.04)       0.03      (0.03)       0.00(ii)   (0.02)
Net realized and unrealized gain (loss)
 on investments                               6.95        3.20        2.29       6.01       (0.21)       3.88
                                          --------    --------    --------   --------     -------     -------
Total from investment operations              6.95        3.16        2.32       5.98       (0.21)       3.86
                                          --------    --------    --------   --------     -------     -------
Dividends from net investment income            --       (0.01)         --         --          --          --
Distributions from net realized gains        (2.26)      (0.32)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Total distributions                          (2.26)      (0.33)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Net asset value, end of period            $  28.87    $  24.18    $  21.35   $  19.44     $ 13.46     $ 13.72
                                          ========    ========    ========   ========     =======     =======
Total Return                                30.30%      15.01%      11.90%     44.45%      (1.54%)     38.67%
                                          ========    ========    ========   ========     =======     =======
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$689,571    $444,967    $394,847   $185,349     $62,178     $21,301
                                          ========    ========    ========   ========     =======     =======
 Ratio of expenses to average net assets     0.84%       0.84%       0.84%      0.90%       0.97%       1.50%(iii)
                                          ========    ========    ========   ========     =======     =======
 Ratio of net investment income (loss)
  to average net assets                      0.00%      (0.15%)      0.08%     (0.25%)      0.03%      (0.58%)
                                          ========    ========    ========   ========     =======     =======
 Portfolio Turnover Rate                   152.21%     151.98%      90.97%    104.74%      83.96%      67.22%
                                          ========    ========    ========   ========     =======     =======

  (i)  Ratios have been annualized; total return has not been annualized.
 (ii)  Amount was computed based on average shares outstanding during the period.
 (iii) Amount has been reduced by 0.03% due to expense reimbursements.
                                                                              17

FOR FUND INFORMATION:

By telephone:   1-800-992-3863


By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                                                       THE ALGER
                                                                   AMERICAN FUND

           A POOLED FUNDING VEHICLE FOR:
           o VARIABLE ANNUITY CONTRACTS
           o VARIABLE LIFE INSURANCE POLICIES
           o QUALIFIED PENSION PLANS
           o QUALIFIED RETIREMENT PLANS


                                                                      PROSPECTUS

                                                                     MAY 1, 1999




                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO




      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO



                                                                      PROSPECTUS

                                                                     MAY 1, 1999


TABLE OF CONTENTS
-----------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance

      2 ......Investments

              Alger American Small
               Capitalization Portfolio .........2
              Alger American MidCap
               Growth Portfolio .................2
              Alger American Growth Portfolio ...3
              Alger American Leveraged
               AllCap Portfolio .................3

      3 ......Principal Risks

              Alger American Small
               Capitalization Portfolio .........4
              Alger American MidCap
               Growth Portfolio .................4
              Alger American Growth Portfolio ...4
              Alger American Leveraged
               AllCap Portfolio .................4

  4 ..........Performance

              Alger American Small
               Capitalization Portfolio .........5
              Alger American MidCap
               Growth Portfolio .................5
              Alger American Growth Portfolio ...5
              Alger American Leveraged
               AllCap Portfolio .................5

6 ............Fees and Expenses

7 ............Management & Organization

8 ............Shareholder Information

             Distributor ........................8
             Transfer Agent .....................8
             Purchasing and Redeeming
               Fund Shares ......................8

10............Financial Highlights

Back Cover: ..How to obtain more information

[GRAPHIC OMITTED]


RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change


   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed in. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

THE  ALGER  AMERICAN   LEVERAGED  ALLCAP   PORTFOLIO  SEEKS  LONG-TERM   CAPITAL
APPRECIATION.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid for the money borrowed.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stock tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase a portfolio's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

There may be additional risks applicable to a specific portfolio because of its investment approach.


RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios".


RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO

A risk of investing in the portfolio is:

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed


[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in the portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. They assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

o S&P 500 IndexR: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth IndexR: An index of common stocks designed to track performance of small capitalization companies.

o S&P Midcap 400 IndexR: An index of common stocks designed to track performance of medium capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  89     90    91     92    93     94     95     96    97     98
  -----  ----  -----  ----  -----  -----  -----  ----  -----  -----
  64.48  8.71  57.55  3.55  13.28  -4.38  44.31  4.18  11.39  15.53


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990
Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                   1 Year   5 Years 10 Years (9/21/88)
------------------------------------------------------
American Small
  Capitalization   15.53%    13.09%  19.85%   18.86%
Russell 2000 Growth
  Index             1.23%    10.22%  11.54%   11.22%


ALGER AMERICAN GROWTH PORTFOLIO


Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  90    91     92     93     94    95     96     97     98
  ----  -----  -----  -----  ----  -----  -----  -----  -----
  4.14  40.39  12.38  22.47  1.45  36.37  13.35  25.75  48.07


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (1/9/89)
------------------------------------------------------
American Growth             48.07%   23.90%   22.03%
S&P 500 Index               28.58%   24.06%   19.05%




ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

    94         95         96        97         98
    -----      -----      -----     -----      -----
    -1.54      44.45      11.90     15.01      30.30


Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
------------------------------------------------------
American MidCap             30.30%   18.98%   23.50%
S&P Midcap 400 Index        19.11%   18.84%   18.99%


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

        96               97                 98
        -----            -----              -----
        12.04            19.68              57.83


Best Quarter:       31.95%    Q4      1998
Worst Quarter:      -5.70%    Q4      1997

Average Annual Total Return as of December 31, 1998

                                         Since
                                       Inception
                            1 Year     (1/25/95)
------------------------------------------------
American Leveraged
  AllCap                    57.83%      39.34%
S&P 500 Index               28.58%      30.43%

[GRAPHIC OMITTED]

FEES AND EXPENSES
Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.



                                             ANNUAL FUND OPERATING
                                             EXPENSES
                                             (expenses that are deducted
                                             from Fund assets)

                      SHAREHOLDER FEES       Management  Distribution   Other      TOTAL ANNUAL FUND
                      (fees paid directly    Fees        Fees           Expenses   OPERATING EXPENSES
                       from your investment)
-----------------------------------------------------------------------------------------------------

ALGER AMERICAN SMALL           None           .85%        None            .04%           .89
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                 None           .80%        None            .04%           .84%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                 None           .75%        None            .04%           .79%
GROWTH
PORTFOLIO

ALGER AMERICAN                 None           .85%        None            .11%           .09%
LEVERAGED ALLCAP
PORTFOLIO




EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the table above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                       1 Year   3 Year   5 Year   10 Year
------------------------------------------------------------

  ALGER AMERICAN SMALL $91     $284     $493   $1,096
  CAPITALIZATION
  PORTFOLIO

  ALGER AMERICAN       $86     $268     $466   $1,037
  MIDCAP GROWTH
  PORTFOLIO

  ALGER AMERICAN       $81     $252     $439   $978
  GROWTH
  PORTFOLIO

  ALGER AMERICAN       $98     $306     $531   $1,178
  LEVERAGED ALLCAP
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE
FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION


MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Fund has had the same manager since inception, and the portfolios pay the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS

David Alger, Seilai Khoo, Ron Tartaro and Steven Thumm are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a comanager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a comanager of the Small
Capitalization and Leveraged AllCap Portfolios, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and comanager since 1995. Mr. Tartaro, a comanager of the MidCap Growth and Growth Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and comanager since 1995. Steven Thumm serves as comanager of the Balanced Portfolio. He has been employed by the Manager as a fixed income analyst since 1991.

YEAR 2000

The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]


SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

The price of one share is its "net asset value", or NAV. The NAV for the portfolios is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of realized capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


          NAV  (NET  ASSET  VALUE) IS   COMPUTED  BY   ADDING
         TOGETHER  THE  VALUE  OF  THE PORTFOLIO'S INVESTMENTS
        PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
       AND  THEN  DIVIDING  THE  RESULT  BY  THE  NUMBER  OF ITS
                                             OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or redemption by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

This page intentionally left blank.

[GRAPHIC OMITTED]


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The financial highlights, with the exception of total return information, for the year ended December 31, 1989 were audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year         $  43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                           --------       --------     ----------      --------       --------
Net investment income (loss)                  (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                                6.30           4.45           1.70         12.19          (1.45)
                                           --------       --------     ----------      --------       --------
Total from investment operations               6.28           4.40           1.66         12.10          (1.48)
                                           --------       --------     ----------      --------       --------
Dividends from net investment income             --             --             --            --             --
Distributions from net realized gains         (6.06)         (1.56)         (0.16)           --          (2.09)
                                           --------       --------     ----------      --------       --------
Total distributions                           (6.06)         (1.56)         (0.16)           --          (2.09)
                                           --------       --------     ----------      --------       --------
Net asset value, end of year               $  43.97       $  43.75     $    40.91      $  39.41       $  27.31
                                           ========       ========     ==========      ========       ========
Total Return                                 15.53%         11.39%          4.18%        44.31%         (4.38%)
                                           ========       ========     ==========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted) $1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                         ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets      0.89%          0.89%          0.88%         0.92%          0.96%
                                          =========       ========     ==========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                          =========       ========     ==========      ========       ========
 Portfolio Turnover Rate                    142.90%        104.43%        110.04%        80.66%        117.61%
                                          =========       ========     ==========      ========       ========


                                          Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------

Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i)   Amount was computed based on average shares outstanding during the year.
 (ii)   Unaudited.
(iii) Amount has been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           -----          ----          ----           ----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22     $    42.76       $  34.33      $  31.16       $  23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========
 Ratio of expenses to average net assets     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========


                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            ----           ----           ----          ----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%          1.50%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the period.
 (ii)   Ratios have been annualized; total return has not been annualized.
(iii)   Unaudited.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                                                                       From
                                                                                                 January 25, 1995
                                                                                                   (commencement
                                                                                                 of operations) to
                                                                       Year Ended December 31,     December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                    1998       1997        1996       1995(i)
                                                                    ----       ----        ----       -------
Net asset value, beginning of period                             $   23.17  $   19.36   $   17.43    $  10.00
                                                                 ---------  ---------   ---------    --------
Net investment income (loss)                                         (0.05)     (0.03)      (0.03)(ii)  (0.03)
Net realized and unrealized gain on investments                      12.99       3.84        2.14        7.46
                                                                 ---------  ---------   ---------    --------
Total from investment operations                                     12.94       3.81        2.11        7.43
Distributions from net realized gains                                (1.21)        --       (0.18)         --
                                                                 ---------  ---------   ---------    --------
Net asset value, end of period                                   $   34.90  $   23.17   $   19.36    $  17.43
                                                                 =========  =========   =========    ========
Total Return                                                        57.83%     19.68%      12.04%      74.30%
                                                                 =========  =========   =========    ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)                       $ 101,710  $  53,488   $  34,925    $  5,497
                                                                 =========  =========   =========    ========
 Ratio of expenses excluding interest
  to average net assets                                              0.93%      0.96%       1.06%       1.50%
                                                                 =========  =========   =========    ========
 Ratio of expenses including interest
  to average net assets                                              0.96%      1.00%       1.09%       1.56%(iii)
                                                                 =========  =========   =========    ========
 Ratio of net investment income (loss)
  to average net assets                                             (0.27%)    (0.17%)     (0.15%)     (0.71%)
                                                                 =========  =========   =========    ========
 Portfolio Turnover Rate                                           143.59%    164.27%     102.10%     178.23%
                                                                 =========  =========   =========    ========
 Amount of debt outstanding at end of period                            --         --          --          --
                                                                 =========  =========   =========    ========
 Average amount of debt outstanding during the period            $ 246,101  $ 201,644   $  76,079    $  8,122
                                                                 =========  =========   =========    ========
 Average daily number of shares outstanding
  during the period                                              2,480,478  2,135,458   1,107,187      75,460
                                                                 =========  =========   =========    ========
 Average amount of debt per share during the period              $    0.10  $    0.09   $    0.07    $   0.11
                                                                 =========  =========   =========    ========

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                                                                       From
                                                                                                    May 3, 1993
                                                                                                   (commencement
                                                                                                 of operations) to
                                                           Year Ended December 31,                 December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998        1997        1996       1995        1994       1993(i)
                                            ----        ----        ----       ----        ----       -------
Net asset value, beginning of period      $  24.18    $  21.35    $  19.44   $  13.46     $ 13.72     $ 10.00
                                          --------    --------    --------   --------     -------     -------
Net investment income (loss)                  0.00(ii)   (0.04)       0.03      (0.03)       0.00(ii)   (0.02)
Net realized and unrealized gain (loss)
 on investments                               6.95        3.20        2.29       6.01       (0.21)       3.88
                                          --------    --------    --------   --------     -------     -------
Total from investment operations              6.95        3.16        2.32       5.98       (0.21)       3.86
                                          --------    --------    --------   --------     -------     -------
Dividends from net investment income            --       (0.01)         --         --          --          --
Distributions from net realized gains        (2.26)      (0.32)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Total distributions                          (2.26)      (0.33)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Net asset value, end of period            $  28.87    $  24.18    $  21.35   $  19.44     $ 13.46     $ 13.72
                                          ========    ========    ========   ========     =======     =======
Total Return                                30.30%      15.01%      11.90%     44.45%      (1.54%)     38.67%
                                          ========    ========    ========   ========     =======     =======
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$689,571    $444,967    $394,847   $185,349     $62,178     $21,301
                                          ========    ========    ========   ========     =======     =======
 Ratio of expenses to average net assets     0.84%       0.84%       0.84%      0.90%       0.97%       1.50%(iii)
                                          ========    ========    ========   ========     =======     =======
 Ratio of net investment income (loss)
  to average net assets                      0.00%      (0.15%)      0.08%      (.25%)      0.03%      (0.58%)
                                          ========    ========    ========   ========     =======     =======
 Portfolio Turnover Rate                   152.21%     151.98%      90.97%    104.74%      83.96%      67.22%
                                          ========    ========    ========   ========     =======     =======

  (i)  Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the period.
 (iii) Amount has been reduced by 0.03% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863


By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND

SEC FILE #811-5550

                                                                       THE ALGER
                                                                   AMERICAN FUND

           A POOLED FUNDING VEHICLE FOR:
           o VARIABLE ANNUITY CONTRACTS
           o VARIABLE LIFE INSURANCE POLICIES
           o QUALIFIED PENSION PLANS
           o QUALIFIED RETIREMENT PLANS


                                                                      PROSPECTUS

                                                                     MAY 1, 1999


                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO



      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


      An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                    ALGER AMERICAN SMALLCAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO







                                                                      PROSPECTUS

                                                                     MAY 1, 1999


TABLE OF CONTENTS


2 ............Risk/Return Summary:
              Investments, Risks & Performance

      2 ......Investments

              Alger American Small
               Capitalization Portfolio ..................... 2
              Alger American MidCap
               Growth Portfolio ............................. 2
              Alger American Growth Portfolio ............... 2

      3 ......Principal Risks

              Alger American Small
               Capitalization Portfolio ..................... 3
              Alger American MidCap
               Growth Portfolio ............................. 3
              Alger American Growth Portfolio ............... 3

      3 ......Performance

              Alger American Small
               Capitalization Portfolio ..................... 4
              Alger American MidCap
               Growth Portfolio ............................. 4
              Alger American Growth Portfolio ............... 4

5 ............Fees and Expenses
6 ............Management & Organization
7 ............Shareholder Information

              Distributor ................................... 7
              Transfer Agent ................................ 7
              Purchasing and Redeeming
              Fund Shares ................................... 7

8.............Financial Highlights

Back Cover: ..How to obtain more information

[GRAPHIC OMITTED]


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.


ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO
SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

[GRAPHIC OMITTED]

PRINCIPAL RISKS


RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase a portfolio's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

There may be additional risks applicable to a specific portfolio because of its investment approach.


RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH
PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."


[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in the portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. They assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

o S&P 500 IndexR: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth IndexR: An index of common stocks designed to track performance of small capitalization companies.

o S&P Midcap 400 IndexR: An index of common stocks designed to track performance of medium capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  89     90    91     92    93     94     95     96    97     98
  -----  ----  -----  ----  -----  -----  -----  ----  -----  -----
  64.48  8.71  57.55  3.55  13.28  -4.38  44.31  4.18  11.39  15.53


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990
Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                   1 Year   5 Years 10 Years (9/21/88)
------------------------------------------------------
American Small
  Capitalization   15.53%    13.09%  19.85%   18.86%
Russell 2000 Growth
  Index             1.23%    10.22%  11.54%   11.22%


ALGER AMERICAN GROWTH PORTFOLIO


Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  90    91     92     93     94    95     96     97     98
  ----  -----  -----  -----  ----  -----  -----  -----  -----
  4.14  40.39  12.38  22.47  1.45  36.37  13.35  25.75  48.07


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (1/9/89)
------------------------------------------------------
American Growth             48.07%   23.90%   22.03%
S&P 500 Index               28.58%   24.06%   19.05%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

    94         95         96        97         98
    -----      -----      -----     -----      -----
    -1.54      44.45      11.90     15.01      30.30


Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
------------------------------------------------------
American MidCap             30.30%   18.98%   23.50%
S&P Midcap 400 Index        19.11%   18.84%   18.99%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.



                                             ANNUAL FUND OPERATING
                                             EXPENSES
                                             (expenses that are deducted
                                             from Fund assets)

                      SHAREHOLDER FEES       Management  Distribution   Other      TOTAL ANNUAL FUND
                      (fees paid directly    Fees        Fees           Expenses   OPERATING EXPENSES
                       from your investment)
-----------------------------------------------------------------------------------------------------

ALGER AMERICAN SMALL           None           .85%        None            .04%           .89%
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                 None           .80%        None            .04%           .84%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                 None           .75%        None            .04%           .79%
GROWTH
PORTFOLIO

EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the table above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 Year   3 Year  5 Year   10 Year
-----------------------------------------------------------

  ALGER AMERICAN SMALL $91    $284   $493    $1,096
  CAPITALIZATION
  PORTFOLIO

  ALGER AMERICAN       $86    $268   $466    $1,037
  MIDCAP GROWTH
  PORTFOLIO

  ALGER AMERICAN       $81    $252   $439    $978
  GROWTH
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]


MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Fund has had the same manager since inception, and the portfolios pay the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS

David Alger, Seilai Khoo, Ron Tartaro and Steven Thumm are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization Portfolio, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Steven Thumm serves as co-manager of the Balanced Portfolio. He has been employed by the Manager as a fixed income analyst since 1991 and co-manager since 1995.

YEAR 2000

The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

The price of one share is its "net asset value", or NAV. The NAV for the portfolios is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of realized capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


          NAV  (NET  ASSET  VALUE) IS   COMPUTED  BY   ADDING
         TOGETHER  THE  VALUE  OF  THE PORTFOLIO'S INVESTMENTS
        PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
       AND  THEN  DIVIDING  THE  RESULT  BY  THE  NUMBER  OF ITS
                                             OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or redemption by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The financial highlights, with the exception of total return information, for the year ended December 31, 1989 were audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year         $  43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                           --------       --------     ----------      --------       --------
Net investment income (loss)                  (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                                6.30           4.45           1.70         12.19          (1.45)
                                           --------       --------     ----------      --------       --------
Total from investment operations               6.28           4.40           1.66         12.10          (1.48)
                                           --------       --------     ----------      --------       --------
Dividends from net investment income             --             --             --            --             --
Distributions from net realized gains         (6.06)         (1.56)         (0.16)           --          (2.09)
                                           --------       --------     ----------      --------       --------
Total distributions                           (6.06)         (1.56)         (0.16)           --          (2.09)
                                           --------       --------     ----------      --------       --------
Net asset value, end of year               $  43.97       $  43.75     $    40.91      $  39.41       $  27.31
                                           ========       ========     ==========      ========       ========
Total Return                                 15.53%         11.39%          4.18%        44.31%         (4.38%)
                                           ========       ========     ==========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted) $1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                         ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets      0.89%          0.89%          0.88%         0.92%          0.96%
                                          =========       ========     ==========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                          =========       ========     ==========      ========       ========
 Portfolio Turnover Rate                    142.90%        104.43%        110.04%        80.66%        117.61%
                                          =========       ========     ==========      ========       ========


                                          Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------

Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i)   Amount was computed based on average shares outstanding during the year.
 (ii)   Unaudited.
(iii) Amount has been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           -----          ----          ----           ----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22     $    42.76       $  34.33      $  31.16       $  23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========
 Ratio of expenses to average net assets     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========


                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            ----           ----           ----          ----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%          1.50%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the period.
 (ii)   Ratios have been annualized; total return has not been annualized.
(iii)   Unaudited.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                                                                       From
                                                                                                    May 3, 1993
                                                                                                   (commencement
                                                                                                 of operations) to
                                                           Year Ended December 31,                 December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998        1997        1996       1995        1994       1993(i)
                                            ----        ----        ----       ----        ----       -------
Net asset value, beginning of period      $  24.18    $  21.35    $  19.44   $  13.46     $ 13.72     $ 10.00
                                          --------    --------    --------   --------     -------     -------
Net investment income (loss)                  0.00(ii)   (0.04)       0.03      (0.03)       0.00(ii)   (0.02)
Net realized and unrealized gain (loss)
 on investments                               6.95        3.20        2.29       6.01       (0.21)       3.88
                                          --------    --------    --------   --------     -------     -------
Total from investment operations              6.95        3.16        2.32       5.98       (0.21)       3.86
                                          --------    --------    --------   --------     -------     -------
Dividends from net investment income            --       (0.01)         --         --          --          --
Distributions from net realized gains        (2.26)      (0.32)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Total distributions                          (2.26)      (0.33)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Net asset value, end of period            $  28.87    $  24.18    $  21.35   $  19.44     $ 13.46     $ 13.72
                                          ========    ========    ========   ========     =======     =======
Total Return                                30.30%      15.01%      11.90%     44.45%      (1.54%)     38.67%
                                          ========    ========    ========   ========     =======     =======
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$689,571    $444,967    $394,847   $185,349     $62,178     $21,301
                                          ========    ========    ========   ========     =======     =======
 Ratio of expenses to average net assets     0.84%       0.84%       0.84%      0.90%       0.97%       1.50%(iii)
                                          ========    ========    ========   ========     =======     =======
 Ratio of net investment income (loss)
  to average net assets                      0.00%      (0.15%)      0.08%      (.25%)      0.03%      (0.58%)
                                          ========    ========    ========   ========     =======     =======
 Portfolio Turnover Rate                   152.21%     151.98%      90.97%    104.74%      83.96%      67.22%
                                          ========    ========    ========   ========     =======     =======

  (i)  Ratios have been annualized; total return has not been annualized.
 (ii)  Amount was computed based on average shares outstanding during the period.
 (iii) Amount has been reduced by 0.03% due to expense reimbursements.
12

FOR FUND INFORMATION:

By telephone:   1-800-992-3863


By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                                                       THE ALGER
                                                                   AMERICAN FUND


A POOLED FUNDING VEHICLE FOR:
  o VARIABLE ANNUITY CONTRACTS
  o VARIABLE LIFE INSURANCE POLICIES
  o QUALIFIED PENSION PLANS
  o QUALIFIED RETIREMENT PLANS


                                                                      PROSPECTUS

                                                                     May 1, 1999




                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                         ALGER AMERICAN INCOME &GROWTH PORTFOLIO




      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


      An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND


                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                        ALGER AMERICAN INCOME & GROWTH PORTFOLIO




PROSPECTUS
May 1, 1999




TABLE OF CONTENTS


2 ........... Risk/Return Summary: Investments, Risks & Performance

      2 ..... Investments

              Alger American Small
                Capitalization Portfolio ......  2
              Alger American Growth Portfolio .  2
              Alger American Income &
                Growth Portfolio ..............  2

      3 ....  Principal Risks

              Alger American Small
                Capitalization Portfolio ......  3
              Alger American Growth Portfolio .  3
              Alger American Income &
                Growth Portfolio ..............  3

      3 ....  Performance


              Alger American Small
                Capitalization Portfolio ......  4
              Alger American Growth Portfolio .  4
              Alger American Income &
                Growth Portfolio ..............  4

5 ..........  Fees and Expenses
6 ..........  Management & Organization
7 ..........  Shareholder Information

              Distributor ...................... 7
              Transfer Agent ....................7
              Purchasing and Redeeming
              Fund Shares .....................  7

8 ..........  Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios (other than the fixed-income portion of the Income & Growth Portfolio) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed in. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN INCOME &GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN INCOME &GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively sort-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase a portfolio's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources.


RISKS APPLICABLE TO ALGER AMERICAN
GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios".


RISKS APPLICABLE TO ALGER AMERICAN
INCOME & GROWTH PORTFOLIO

A risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons



[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in the portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. They assume reinvestment of dividends and dis-tributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

o S&P 500 IndexR: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth IndexR: An index of common stocks designed to track performance of small capitalization companies.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  89     90    91     92    93     94     95     96    97     98
  -----  ----  -----  ----  -----  -----  -----  ----  -----  -----
  64.48  8.71  57.55  3.55  13.28  -4.38  44.31  4.18  11.39  15.53


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990
Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                   1 Year   5 Years 10 Years (9/21/88)
------------------------------------------------------
American Small
  Capitalization   15.53%    13.09%  19.85%   18.86%
Russell 2000 Growth
  Index             1.23%    10.22%  11.54%   11.22%




ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  90    91     92     93     94    95     96     97     98
  ----  -----  -----  -----  ----  -----  -----  -----  -----
  4.14  40.39  12.38  22.47  1.45  36.37  13.35  25.75  48.07


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (1/9/89)
------------------------------------------------------
American Growth             48.07%   23.90%   22.03%
S&P 500 Index               28.58%   24.06%   19.05%




ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  89    90    91     92    93     94     95     96     97     98
  ----  ----  -----  ----  -----  -----  -----  -----  -----  -----
  7.40  0.28  23.51  8.64  10.34  -8.28  35.13  19.68  36.29  32.29


Best Quarter:     21.37%   Q4       1998
Worst Quarter:    -13.94%  Q3       1990

Average Annual Total Return as of December 31, 1998

                                                Since
                                              Inception
                   1 Year   5 Years 10 Years (11/15/88)
-------------------------------------------------------
American
  Income & Growth   32.39% 21.76%  15.62%     15.51%
S&P 500 Index       28.58% 24.06%  19.21%     19.06%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
from Fund assets)

                      SHAREHOLDER FEES       Management  Distribution   Other      TOTAL ANNUAL FUND
                      (fees paid directly    Fees        Fees           Expenses   OPERATING EXPENSES
                       from your investment)
-----------------------------------------------------------------------------------------------------

ALGER AMERICAN SMALL           None           .85%        None            .04%           .89
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                 None           .75%        None            .04%           .79%
GROWTH
PORTFOLIO

ALGER AMERICAN                 None          .625%        None            .075%          .70%
INCOME & GROWTH
PORTFOLIO



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the table above.

The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 Year   3 Year   5 Year   10 Year
--------------------------------------------------------------------------------

  ALGER AMERICAN SMALL             $91     $284    $493    $1,096
  CAPITALIZATION
  PORTFOLIO

  ALGER AMERICAN                   $81      $252    $439    $978
  GROWTH
  PORTFOLIO

  ALGER AMERICAN                   $72     $224    $390    $871
  INCOME & GROWTH
  PORTFOLIO



The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Fund has had the same manager since inception, and the portfolios pay the Manager fees at these annual rates based on a percentage of daily net assets: Small Capitalization Portfolio -- .85%; Growth Portfolio --
 .75%; Income & Growth Portfolio-- .625%.


PORTFOLIO MANAGERS

David Alger, Seilai Khoo, Ron Tartaro and Steven Thumm are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios, since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a comanager of the Small Capitalization Portfolio, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and comanager since 1995. Mr. Tartaro, a comanager of the Growth, Growth and Income & Growth Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and comanager since 1995. Steven Thumm serves as comanager of the Balanced Portfolio. He has been employed by the Manager as a fixed income analyst since 1991.

YEAR 2000
The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

The price of one share is its "net asset value", or NAV. The NAV for the portfolios is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both realized capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


NAV (net asset value) is computed by adding together the value of the portfolio's investments plus cash and other assets, subtracting its liabilities and then dividing the result by the number of its outstanding shares.


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or redemption by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The financial highlights, with the exception of total return information, for the year ended December 31, 1989 were audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year         $  43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                           --------       --------     ----------      --------       --------
Net investment income (loss)                  (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                                6.30           4.45           1.70         12.19          (1.45)
                                           --------       --------     ----------      --------       --------
Total from investment operations               6.28           4.40           1.66         12.10          (1.48)
                                           --------       --------     ----------      --------       --------
Dividends from net investment income             --             --             --            --             --
Distributions from net realized gains         (6.06)         (1.56)         (0.16)           --          (2.09)
                                           --------       --------     ----------      --------       --------
Total distributions                           (6.06)         (1.56)         (0.16)           --          (2.09)
                                           --------       --------     ----------      --------       --------
Net asset value, end of year               $  43.97       $  43.75     $    40.91      $  39.41       $  27.31
                                           ========       ========     ==========      ========       ========
Total Return                                 15.53%         11.39%          4.18%        44.31%         (4.38%)
                                         ==========       ========     ==========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted) $1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                         ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets      0.98%          0.89%          0.88%         0.92%          0.96%
                                          =========       ========     ==========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                          =========       ========     ==========      ========       ========
 Portfolio Turnover Rate                    142.90%        104.43%        110.04%        80.66%        117.61%
                                          =========       ========     ==========      ========       ========


                                          Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            ----           ----           ----          ----           ----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------

Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i)   Amount was computed based on average shares outstanding during the year.
 (ii)   Unaudited.
(iii) Amount has been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           -----          ----          ----           ----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22     $    42.76       $  34.33      $  31.16       $  23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========
 Ratio of expenses to average net assets     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========


                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            ----           ----           ----          ----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period
 (000's omitted)                          $ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%          1.50%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the period.
 (ii)   Ratios have been annualized; total return has not been annualized.
(iii)   Unaudited.

AMERICAN INCOME & GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           ----           ----          ----           ----
Net asset value, beginning of period      $  10.99       $   8.42       $  17.79      $  13.30       $  15.31
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.09(ii)      0.11(ii)       0.17
Net realized and unrealized gain
 on investments                               3.30           2.94           1.87          4.54          (1.47)
                                          --------       --------       --------      --------       --------
Total from investment operations              3.33           2.97           1.96          4.65          (1.30)
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.04)         (0.04)         (0.33)        (0.16)         (0.15)
Distributions from net realized gains        (1.16)         (0.36)        (11.00)           --          (0.56)
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.20)         (0.40)        (11.33)        (0.16)         (0.71)
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  13.12       $  10.99       $   8.42      $  17.79       $  13.30
                                          ========       ========       ========      ========       ========
Total Return                                32.39%         36.29%         19.68%        35.13%         (8.28%)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 77,926       $ 47,399       $ 20,910      $  8,639       $ 29,135
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.74%          0.81%         0.75%          0.75%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.31%          0.56%          0.94%         0.61%          1.22%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   131.67%        150.09%        121.60%       164.05%        177.97%
                                          ========       ========       ========      ========       ========


                                          Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            ----           ----           ----          ----           ----
Net asset value, beginning of period      $  13.93       $  13.08       $  10.67      $  10.74       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.07           0.08           0.09          0.11           0.18
Net realized and unrealized gain
 on investments                               1.37           1.02           2.41         (0.08)          0.56
                                          --------       --------       --------      --------       --------
Total from investment operations              1.44           1.10           2.50          0.03           0.74
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.06)         (0.12)         (0.09)        (0.10)            --
Distributions from net realized gains           --          (0.13)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.06)         (0.25)         (0.09)        (0.10)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  15.31       $  13.93       $  13.08      $  10.67       $  10.74
                                          ========       ========       ========      ========       ========
Total Return                                10.34%          8.64%         23.51%         0.28%          7.40%(i)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 31,895       $  8,671       $  2,663      $    436       $     98
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          1.25%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --          0.01%          0.66%         5.41%         23.72%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         1.51%          1.62%          2.54%         3.61%          7.36%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   105.80%        100.62%         61.11%        56.90%             --
                                          ========       ========       ========      ========       ========

  (i) Unaudited.
 (ii) Amount was computed based on average shares outstanding during the period.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                                                       THE ALGER
                                                                   AMERICAN FUND

                          A POOLED FUNDING VEHICLE FOR:
                          O VARIABLE ANNUITY CONTRACTS
                          O VARIABLE LIFE INSURANCE POLICIES
                          O QUALIFIED PENSION PLANS
                          O QUALIFIED RETIREMENT PLANS


                                                                      PROSPECTUS

                                                                     MAY 1, 1999




                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO




      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

                                    THE ALGER
                                  AMERICAN FUND

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

                                   PROSPECTUS
                                  MAY 1, 1999

     TABLE OF CONTENTS


     2 ............... Risk/Return Summary: Investments,
                       Risks & Performance

     3 ............... Fees and Expenses

     4 ............... Management & Organization

     5 ............... Shareholder Information

                        Distributor ............................ 5
                        Transfer Agent ......................... 5
                        Purchasing and Redeeming
                        Fund Shares ............................ 6

     8 ................ Financial Highlights

     Back Cover: How to obtain more information

THE ALGER AMERICAN FUND--ALGER
AMERICAN SMALL CAPITALIZATION PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

[] High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

[] Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

A risk of investing in the portfolio is:

[] The possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources..

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment styles and objectives, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase the portfolio's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions. The table beneath it compares the portfolio's performance over several periods with a broad measure of market performance. The performance reflects reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.

[]  Russell  2000  Growth  IndexR: An index of common  stocks  designed to track
    performance  of  small  capitalization   companies.  Investors  cannot  make
    investments directly into an index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[GRAPHIC OMITTED]

  89   90   91    92   93   94    95   96   97    98

Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                   1 Year   5 Years 10 Years (9/21/88)
------------------------------------------------------
American Small
  Capitalization   15.53%    13.09%  19.85%   18.86%
Russell 2000 Growth
  IndexR            1.23%    10.22%  11.54%   11.22%

[GRAPHIC OMITTED]

FEES AND EXPENSES
Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.


                                      ANNUAL FUND OPERATING
                                             EXPENSES
                                   (expenses that are deducted
                                        from Fund assets)

                   SHAREHOLDER FEES
                   (fees paid directly   Management  Distribution    Other    TOTAL ANNUAL FUND
                   from your investment)    Fees         Fees       Expenses  OPERATING EXPENSES
                   ---------------------    ----         ----       --------  ------------------

ALGER AMERICAN              None              .85%        None         .04%          .89%
SMALL CAPITALIZATION
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the table above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year   3 Year   5 Year   10 Year
                                ------   ------   ------   -------

  ALGER AMERICAN SMALL          $91      $284      $493   $1,096
  CAPITALIZATION
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective.

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Fund has had the same manager since inception, and the portfolio pays the Manager a fee at the annual rate based on a percentage of average daily net assets of .85%.

PORTFOLIO MANAGERS

David Alger and Seilai Khoo are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and comanager since 1995.

YEAR 2000
The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that the shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

The price of one share is its "net asset value", or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of realized capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.





                               NAV (NET  ASSET  VALUE)  IS  COMPUTED  BY  ADDING
                      TOGETHER  THE  VALUE  OF  THE     PORTFOLIO'S  INVESTMENTS
                 PLUS  CASH  AND  OTHER  ASSETS,   SUBTRACTING  ITS     LIABILI-
                            TIES  AND THEN  DIVIDING THE RESULT BY THE NUMBER OF
                                                    ITS  OUTSTANDING     SHARES.


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or redemption by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      This Page Left Blank Intentionally.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The financial highlights, with the exception of total return information, for the year ended December 31, 1989 were audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                 Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                          --------       --------     ----------      --------       --------

Net investment income (loss)                 (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                               6.30           4.45           1.70         12.19          (1.45)
                                          --------       --------     ----------      --------       --------

Total from investment operations              6.28           4.40           1.66         12.10          (1.48)
                                          --------       --------     ----------      --------       --------

Dividends from net investment income            --             --             --            --            --
Distributions from net realized gains        (6.06)         (1.56)         (0.16)           --          (2.09)
                                          --------       --------     ----------      --------       --------

Total distributions                          (6.06)         (1.56)         (0.16)           --          (2.09)
                                          --------       --------     ----------      --------       --------

Net asset value, end of year              $  43.97       $  43.75     $    40.91      $  39.41       $  27.31
                                          ========       ========     ==========      ========       ========

Total Return                                15.53%         11.39%          4.18%        44.31%         (4.38%)
                                          ========       ========     ==========      ========       ========

Ratios and Supplemental Data:
Net assets, end of year
 (000's omitted)                        $1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                        ==========       ========     ==========      ========       ========

Ratio of expenses to average net assets      0.89%          0.89%          0.88%         0.92%          0.96%
                                          ========       ========     ==========      ========       ========

 Ratio of net investment income (loss)
  to average net assets                     (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                          ========       ========     ==========      ========       ========
 Portfolio Turnover Rate                   142.90%        104.43%        110.04%        80.66%        117.61%
                                          ========       ========     ==========      ========       ========

                                            Year Ended December 31,
------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991         1990             1989
                                            ----           ----           ----         ----             ----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.90
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04

Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------      ---------      --------       --------

Dividends from net investment income            --             --          (0.02)        (0.01)            --

Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========

 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========

 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i)Amount was computed based on average shares outstanding during the year.

 (ii)Unaudited.

(iii)Amount has been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863


By mail:    The Alger American Fund
            1 World Trade Center
            Suite 9333
             New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                                                       THE ALGER
                                                                   AMERICAN FUND

           A POOLED FUNDING VEHICLE FOR:
           o VARIABLE ANNUITY CONTRACTS
           o VARIABLE LIFE INSURANCE  POLICIES
           o QUALIFIED PENSION PLANS
           o QUALIFIED RETIREMENT PLANS


                                                                      PROSPECTUS

                                                                     MAY 1, 1999



                                                 ALGER AMERICAN GROWTH PORTFOLIO


      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


      An investment in the portfolio is not an investment of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND
                                                 ALGER AMERICAN GROWTH PORTFOLIO





                                                                      PROSPECTUS

                                                                     MAY 1, 1999


TABLE OF CONTENTS
------------------------------------------------------

2 ........... Risk/Return Summary:
              Investments, Risks & Performance

3 ........... Fees and Expenses

4 ........... Management & Organization

5 ........... Shareholder Information

              Distributor ...........................5
              Transfer Agent ........................5
              Purchasing and Redeeming Fund Shares ..6

8............ Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE

THE ALGER AMERICAN FUND--
ALGER AMERICAN GROWTH PORTFOLIO


INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN GROWTH PORTFOLIO
SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

It focuses on companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objectives, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase the portfolio's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the portfolio's performance from year to year and give you some indication of the risks of investing in the portfolio. The table beneath it compares the portfolio's performance over several periods with a broad measure of market performance. They assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The Average Annual Total Return Table compares the portfolio's performance with that of its benchmark index.

o S&P 500 IndexR: An index of large company common stocks considered to be representative of the U.S. stock market in general. Investors cannot make investments directly into an index.


ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  90    91     92     93     94    95     96     97     98
  ----  -----  -----  -----  ----  -----  -----  -----  -----
  4.14  40.39  12.38  22.47  1.45  36.37  13.35  25.75  48.07


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (1/9/89)
------------------------------------------------------
American Growth             48.07%   23.90%   22.03%
S&P 500 IndexR              28.58%   24.06%   19.05%


[GRAPHIC OMITTED]



FEES AND EXPENSES
Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.

                                             ANNUAL FUND OPERATING
                                             EXPENSES
                                             (expenses that are deducted
                                             from Fund assets)

                      SHAREHOLDER FEES       Management  Distribution   Other      TOTAL ANNUAL FUND
                      (fees paid directly    Fees        Fees           Expenses   OPERATING EXPENSES
                       from your investment)
-----------------------------------------------------------------------------------------------------

ALGER AMERICAN                 None           .75%        None            .04%           .79%
GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the table above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    1 Year   3 Year   5 Year   10 Year
-----------------------------------------------------------

  ALGER AMERICAN    $81        $252     $439   $978
  GROWTH
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION


MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Fund has had the same manager since inception, and the portfolio pays the Manager Fee at the annual rate based on a percentage of average daily net assets of .75%.


PORTFOLIO MANAGERS

David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a manager of all the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and comanager since 1995.

YEAR 2000

The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.


[GRAPHIC OMITTED]


SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

The price of one share is its "net asset value", or NAV. The NAV for the portfolios is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of realized capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


          NAV  (NET  ASSET  VALUE) IS   COMPUTED  BY   ADDING
         TOGETHER  THE  VALUE  OF  THE PORTFOLIO'S INVESTMENTS
        PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
       AND  THEN  DIVIDING  THE  RESULT  BY  THE  NUMBER  OF ITS
                                             OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or redemption by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                       This page intentionally left blank.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The financial highlights, with the exception of total return information, for the year ended December 31, 1989 were audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           -----          ----          ----           ----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22     $    42.76       $  34.33      $  31.16       $  23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========
 Ratio of expenses to average net assets     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========


                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            ----           ----           ----          ----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%          1.50%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the period.
 (ii)   Ratios have been annualized; total return has not been annualized.
(iii)   Unaudited.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863


By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                                                       THE ALGER
                                                                   AMERICAN FUND

         A POOLED FUNDING VEHICLE FOR:
           o VARIABLE ANNUITY CONTRACTS
           o VARIABLE LIFE INSURANCE POLICIES
           o QUALIFIED PENSION PLANS
           o QUALIFIED RETIREMENT PLANS


                                                                      PROSPECTUS

                                                                     MAY 1, 1999




                                        ALGER AMERICAN INCOME & GROWTH PORTFOLIO









      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                         ALGER AMERICAN INCOME &
                                                                GROWTH PORTFOLIO



                                                                      PROSPECTUS
                                                                     MAY 1, 1999



TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ..........  Risk/Return Summary: Investments, Risks & Performance

3 ..........  Fees and Expenses

4 ..........  Management & Organization

5 ..........  Shareholder Information

              Purchasing and Redeeming Fund Shares ........  6

              Financial Highlights ........................  8

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

THE ALGER AMERICAN FUND-ALGER
AMERICAN INCOME & GROWTH PORTFOLIO

INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN INCOME & GROWTH PORTFOLIO SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth
  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change
  Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

  The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

A risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons.

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment styles and objectives, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase the portfolio's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions. The table beneath it compares the portfolio's performance over several periods with a broad measure of market performance. The performance reflects reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.

S&P 500 IndexR: An index of large company common stocks considered to be representative of the U.S. stock market in general.



ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[PLOT POINTS FOR GRAPHIC CHART BELOW]

  89    90    91     92    93     94     95     96     97     98
  ----  ----  -----  ----  -----  -----  -----  -----  -----  -----
  7.40  0.28  23.51  8.64  10.34  -8.28  35.13  19.68  36.29  32.29


Best Quarter:     21.37%   Q4       1998
Worst Quarter:    -13.94%  Q3       1990

Average Annual Total Return as of December 31, 1998

                                                Since
                                              Inception
                   1 Year   5 Years 10 Years (11/15/88)
-------------------------------------------------------
American
  Income & Growth   32.39% 21.76%  15.62%     15.51%
S&P 500 IndexR      28.58% 24.06%  19.21%     19.06%



[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.

ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
from Fund assets)

                      SHAREHOLDER FEES       Management  Distribution   Other      TOTAL ANNUAL FUND
                      (fees paid directly    Fees        Fees           Expenses   OPERATING EXPENSES
                       from your investment)
-----------------------------------------------------------------------------------------------------


ALGER AMERICAN                 None          .625%        None            .075%          .70%
INCOME &GROWTH
PORTFOLIO



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the table above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                            1 Year  3 Year  5 Year   10 Year
--------------------------------------------------------------------------------
  ALGER AMERICAN            $72     $224   $390   $871
  INCOME &GROWTH
  PORTFOLIO




The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.




ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Fund has had the same Manager since inception, and the portfolio pays the manager a fee at the annual rate based on a percentage of average daily net assets of .625%.

PORTFOLIO MANAGERS

David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a comanager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and manager since 1995.


YEAR 2000

The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

The price of one share is its "net asset value", or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is. closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of realized capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


NAV (net asset value) is computed by adding together the value of the portfolio's investments plus cash and other assets, subtracting its liabilities and then dividing the result by the number of its outstanding shares.


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or redemption by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The financial highlights, with the exception of total return information, for the year ended December 31, 1989 were audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

AMERICAN INCOME & GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            ----           ----           ----          ----           ----
Net asset value, beginning of period      $  10.99       $   8.42       $  17.79      $  13.30       $  15.31
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.09(ii)      0.11(ii)       0.17
Net realized and unrealized gain
 on investments                               3.30           2.94           1.87          4.54          (1.47)
                                          --------       --------       --------      --------       --------
Total from investment operations              3.33           2.97           1.96          4.65          (1.30)
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.04)         (0.04)         (0.33)        (0.16)         (0.15)
Distributions from net realized gains        (1.16)         (0.36)        (11.00)           --          (0.56)
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.20)         (0.40)        (11.33)        (0.16)         (0.71)
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  13.12       $  10.99       $   8.42      $  17.79       $  13.30
                                          ========       ========       ========      ========       ========
Total Return                                32.39%         36.29%         19.68%        35.13%         (8.28%)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 77,926       $ 47,399       $ 20,910      $  8,639       $ 29,135
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.74%          0.81%         0.75%          0.75%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.31%          0.56%          0.94%         0.61%          1.22%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   131.67%        150.09%        121.60%       164.05%        177.97%
                                          ========       ========       ========      ========       ========


                                          Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            ----           ----           ----          ----           ----
Net asset value, beginning of period      $  13.93       $  13.08       $  10.67      $  10.74       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.07           0.08           0.09          0.11           0.18
Net realized and unrealized gain
 on investments                               1.37           1.02           2.41         (0.08)          0.56
                                          --------       --------       --------      --------       --------
Total from investment operations              1.44           1.10           2.50          0.03           0.74
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.06)         (0.12)         (0.09)        (0.10)            --
Distributions from net realized gains           --          (0.13)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.06)         (0.25)         (0.09)        (0.10)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  15.31       $  13.93       $  13.08      $  10.67       $  10.74
                                          ========       ========       ========      ========       ========
Total Return                                10.34%          8.64%         23.51%         0.28%          7.40%(i)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$ 31,895       $  8,671       $  2,663      $    436       $     98
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          1.25%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --          0.01%          0.66%         5.41%         23.72%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         1.51%          1.62%          2.54%         3.61%          7.36%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   105.80%        100.62%         61.11%        56.90%             --
                                          ========       ========       ========      ========       ========

  (i) Unaudited.
 (ii) Amount was computed based on average shares outstanding during the period.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                                           THE ALGER
                                                       AMERICAN FUND

                                          A POOLED FUNDING VEHICLE FOR:

                                              O VARIABLE ANNUITY CONTRACTS
                                              O VARIABLE LIFE INSURANCE POLICIES
                                              O QUALIFIED PENSION PLANS
                                              O QUALIFIED RETIREMENT PLANS


                                                       PROSPECTUS

                                                      MAY 1, 1999
                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Portfolio is not an investment of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    THE ALGER
AMERICAN FUND

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO



  PROSPECTUS

 MAY 1, 1999


                    TABLE OF CONTENTS

                    2 ....Risk/Return Summary: Investments,
                          Risks & Performance

                    3 ....Fees and Expenses

                    4 ....Management & Organization

                    5 ....Shareholder Information

                          Distributor .......................... 5
                          Transfer Agent ....................... 5
                          Purchasing and Redeeming
                          Fund Shares .......................... 6

                    7 ....Financial Highlights

                    Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

THE ALGER AMERICAN FUND-ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS,
RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the manager believes that adverse market or other conditions warrant such a strategy. This is to protect the Fund's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective.

The portfolio may appeal to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

The risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than  larger,   more   established   companies   owing  to  such  factors  as
   inexperienced management and limited financial resources.

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment styles and objectives, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase a portfolio's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.


[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions. The table beneath it compares the portfolio's performance over several periods with a broad measure of market performance. The performance reflects reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.

o S&P Midcap 400 IndexR: An index of common stocks designed to track performance of medium capitalization companies. Investors cannot make investments directly into an index.



ALGER AMERICAN MIDCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)

[GRAPHIC OMITTED]

  -1.54     44.45     11.90     15.01     30.30
    94       95        96        97        98

Best Quarter:      27.07%     Q4    1998
Worst Quarter:    -14.91%     Q3    1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                        1 Year    5 Years    (5/3/93)
------------------------------------------------------
American MidCap         30.30%     18.98%     23.50%
S&P Midcap 400 IndexR   19.11%     18.84%     18.99%



[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.


                                      ANNUAL FUND OPERATING
                                             EXPENSES
                                   (expenses that are deducted
                                        from Fund assets)
                    SHAREHOLDER FEES
                   (fees paid directly   Management  Distribution    Other    TOTAL ANNUAL FUND
                   from your investment)    Fees         Fees       Expenses  OPERATING EXPENSES
                   ---------------------    ----         ----       --------  ------------------

ALGER AMERICAN              None              .80%        None         .04%          .84%
MIDCAP GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio operating expenses remain the same as in the table above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year   3 Year   5 Year   10 Year
--------------------------------------------------------------------------------
  ALGER AMERICAN            $86     $268       $466   $1,037
  MIDCAP GROWTH
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER
Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Fund has had the same manager since inception, and the portfolio pays the Manager a fee at the annual rate based on a percentage of average daily net assets of .80%.

PORTFOLIO MANAGERS

David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and comanager since 1995.

YEAR 2000

The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' in the Fund investments will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

The price of one share is its "net asset value", or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of realized capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or redemption by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                       From
                                                                                                    May 3, 1993
                                                                                                   (commencement
                                                                                                 of operations) to
                                                           Year Ended December 31,                 December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998        1997        1996       1995        1994       1993(i)
                                            ----        ----        ----       ----        ----       -------
Net asset value, beginning of period      $  24.18    $  21.35    $  19.44   $  13.46     $ 13.72     $ 10.00
                                          --------    --------    --------   --------     -------     -------
Net investment income (loss)                  0.00(ii)   (0.04)       0.03      (0.03)       0.00(ii)   (0.02)
Net realized and unrealized gain (loss)
 on investments                               6.95        3.20        2.29       6.01       (0.21)       3.88
                                          --------    --------    --------   --------     -------     -------
Total from investment operations              6.95        3.16        2.32       5.98       (0.21)       3.86
                                          --------    --------    --------   --------     -------     -------
Dividends from net investment income            --       (0.01)         --         --          --          --
Distributions from net realized gains        (2.26)      (0.32)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Total distributions                          (2.26)      (0.33)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Net asset value, end of period            $  28.87    $  24.18    $  21.35   $  19.44     $ 13.46     $ 13.72
                                          ========    ========    ========   ========     =======     =======
Total Return                                30.30%      15.01%      11.90%     44.45%      (1.54%)     38.67%
                                          ========    ========    ========   ========     =======     =======
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)$689,571    $444,967    $394,847   $185,349     $62,178     $21,301
                                          ========    ========    ========   ========     =======     =======
 Ratio of expenses to average net assets     0.84%       0.84%       0.84%      0.90%       0.97%       1.50%(iii)
                                          ========    ========    ========   ========     =======     =======
 Ratio of net investment income (loss)
  to average net assets                      0.00%      (0.15%)      0.08%      (.25%)      0.03%      (0.58%)
                                          ========    ========    ========   ========     =======     =======
 Portfolio Turnover Rate                   152.21%     151.98%      90.97%    104.74%      83.96%      67.22%
                                          ========    ========    ========   ========     =======     =======

  (i)  Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the period.
 (iii) Amount has been reduced by 0.03% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                                                       THE ALGER
                                                                   AMERICAN FUND

           A POOLED FUNDING VEHICLE FOR:
           o VARIABLE ANNUITY CONTRACTS
           o VARIABLE LIFE INSURANCE POLICIES
           o QUALIFIED PENSION PLANS
           o QUALIFIED RETIREMENT PLANS


                                                                      PROSPECTUS

                                                                     MAY 1, 1999



                                                        ALGER AMERICAN LEVERAGED
                                                                ALLCAP PORTFOLIO

      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE ALGER
AMERICAN FUND


ALGER AMERICAN LEVERAGED
        ALLCAP PORTFOLIO


PROSPECTUS
MAY 1, 1999

              TABLE OF CONTENTS

              2 ........... Risk/Return Summary: Investments,
                            Risks & Performance

              3 ........... Fees and Expenses

              4 ........... Management & Organization

              5 ........... Shareholder Information

              Distributor .................................  5
              Transfer Agent ..............................  5
              Purchasing and Redeeming
              Fund Shares .................................. 6

              7 ............Financial Highlights

              Back Cover: ..How to obtain more informationz

[GRAPHIC OMITTED]

THE ALGER AMERICAN FUND--ALGER
AMERICAN LEVERAGED ALLCAP PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS,
RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

THE  ALGER  AMERICAN   LEVERAGED  ALLCAP   PORTFOLIO  SEEKS  LONG-TERM   CAPITAL
APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid for the money borrowed.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

A risk of investing in the portfolio is:

o The risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed.

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment styles and objectives, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase the portfolio's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.


[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions. The table beneath it compares the portfolio's performance over several periods with a broad measure of market performance. The performance reflects reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.



o S&P 500 IndexR: An index of large company common stocks considered to be representative of the U.S. stock market in general. Investors cannot make investments directly into an index.

ALGER AMERICAN LEVERAGE ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)

[GRAPHIC OMITTED]

  12.04        19.68          57.83
   96           97             98

Best Quarter:      31.95%     Q4    1998
Worst Quarter:    - 5.70%     Q4    1997

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                                  1 Year     (1/25/95)
------------------------------------------------------
American Leverage
  AllCap                          57.84%      39.34%
S&P 500 IndexR                    28.58%      30.43%



[GRAPHIC OMITTED]


FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.


                                      ANNUAL FUND OPERATING
                                             EXPENSES
                                   (expenses that are deducted
                                        from Fund assets)
                    SHAREHOLDER FEES
                   (fees paid directly   Management  Distribution    Other    TOTAL ANNUAL FUND
                   from your investment)    Fees         Fees       Expenses  OPERATING EXPENSES
                   ---------------------    ----         ----       --------  ------------------

ALGER AMERICAN              None              .85%        None         .11%          .9%
LEVERAGE ALLCAP
PORTFOLIO

*Included in Other Expenses is 0.03% of interest expense.

EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the table above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year   3 Year   5 Year   10 Year
--------------------------------------------------------------------------------

 ALGER AMERICAN            $98     $306       $531   $1,178
 LEVERAGED ALLCAP
 PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective.

Other securities the portfolio's may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Fund has had the same Manager since inception, and the portfolio pays the Manager a fee at the annual rate based on a percentage of average daily net assets of .85%.

PORTFOLIO MANAGERS

David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.

YEAR 2000

The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

The price of one share is its "net asset value", or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of realized capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distribu-tions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

                                    NAV (NET ASSET  VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                           PLUS CASH AND OTHER ASSETS,  SUBTRACTING ITS LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or redemption by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                                                                       From
                                                                                                 January 25, 1995
                                                                                                   (commencement
                                                                                                 of operations) to
                                                                       Year Ended December 31,     December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                    1998       1997        1996       1995(i)
                                                                    ----       ----        ----       -------
Net asset value, beginning of period                             $   23.17  $   19.36   $   17.43    $  10.00
                                                                 ---------  ---------   ---------    --------
Net investment income (loss)                                         (0.05)     (0.03)      (0.03)(ii)  (0.03)
Net realized and unrealized gain on investments                      12.99       3.84        2.14        7.46
                                                                 ---------  ---------   ---------    --------
Total from investment operations                                     12.94       3.81        2.11        7.43
Distributions from net realized gains                                (1.21)        --       (0.18)         --
                                                                 ---------  ---------   ---------    --------
Net asset value, end of period                                   $   34.90  $  23.17    $  19.36     $ 17.43
                                                                 =========  =========   =========    ========
Total Return                                                        57.83%     19.68%      12.04%      74.30%
                                                                 =========  =========   =========    ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)                       $ 101,710  $  53,488   $  34,925    $  5,497
                                                                 =========  =========   =========    ========
 Ratio of expenses excluding interest
  to average net assets                                              0.93%      0.96%       1.06%       1.50%
                                                                 =========  =========   =========    ========
 Ratio of expenses including interest
  to average net assets                                              0.96%      1.00%       1.09%       1.56%(iii)
                                                                 =========  =========   =========    ========
 Ratio of net investment income (loss)
  to average net assets                                             (0.27%)    (0.17%)     (0.15%)     (0.71%)
                                                                 =========  =========   =========    ========
 Portfolio Turnover Rate                                           143.59%    164.27%     102.10%     178.23%
                                                                 =========  =========   =========    ========
 Amount of debt outstanding at end of period                            --         --          --          --
                                                                 =========  =========   =========    ========
 Average amount of debt outstanding during the period            $ 246,101  $ 201,644   $ 76,079     $  8,122
                                                                 =========  =========   =========    ========
 Average daily number of shares outstanding
  during the period                                              2,480,478  2,135,458   1,107,187      75,460
                                                                 =========  =========   =========    ========
 Average amount of debt per share during the period              $    0.10  $    0.09   $    0.07    $   0.11
                                                                 =========  =========   =========    ========

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863


By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC FILE #811-5550

================================================================================

                          THE
                          ALGER                 Meeting the challenge
                          AMERICAN              of investing
                          FUND

                                 Alger American
                               Balanced Portfolio

                                 Alger American
                           Income and Growth Portfolio

                                 Alger American
                         Small Capitalization Portfolio

                                 Alger American
                                Growth Portfolio

                                 Alger American
                             MidCap Growth Portfolio

                                 Alger American
                           Leveraged AllCap Portfolio


                          Statement             May 1, 1999
                          of Additional
                          Information

================================================================================

                                                                     May 1, 1999

                          THE
                          ALGER                 1 World Trade Center
                          AMERICAN              Suite 9333
                          FUND                  New York, New York 10048
                                                (800) 992-3863

================================================================================

The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in the following six portfolios (the "Portfolios"):

     *    Alger American Balanced Portfolio
     *    Alger American Income and Growth Portfolio
     *    Alger American Small Capitalization Portfolio
     *    Alger American Growth Portfolio
     *    Alger American MidCap Growth Portfolio
     *    Alger American Leveraged AllCap Portfolio

The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund also offers participation to qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for plan Participants.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

    This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated May 1, 1999. It should be read together with the Prospectus which may be obtained free of charge by writing or calling the Fund at the address or toll-free number shown above.

                                    CONTENTS
The Portfolios..............................................................  2
Investment Objectives and Policies..........................................  3
Net Asset Value............................................................. 11
Purchases and Redemptions................................................... 12
Participating Insurance Companies and Plans................................. 13
Management.................................................................. 13
Expenses.................................................................... 16
Dividends and Distributions................................................. 16
Taxes....................................................................... 16
Custodian................................................................... 17
Transfer Agent.............................................................. 17
Certain Shareholders........................................................ 17
Organization................................................................ 19
Determination of Performance................................................ 19
Investor and Shareholder Information........................................ 21
Financial Statements........................................................ F-1
Appendix ....................................................................A-1

THE PORTFOLIOS

ALGER AMERICAN BALANCED PORTFOLIO
The investment objectives of the Portfolio are current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during temporary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income senior securities. With respect to debt securities, the Portfolio will invest only in instruments which are rated in one of the four highest rating categories by any established rating agency, or if not rated, which are determined by Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager, to be of comparable quality to instruments so rated.

The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements, and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN GROWTH PORTFOLIO
The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gains and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

IN GENERAL
In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives or to meet redemptions, they may each hold up to 15% (or a higher percentage where so stated) of their total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their total assets) during temporary defensive periods. These amounts may be higher than those maintained by other funds with similar investment objectives.


INVESTMENT OBJECTIVES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES
The Prospectus discusses the investment objectives of each Portfolio and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies. There is no guarantee that any Portfolio's objectives will be achieved.

U.S. GOVERNMENT OBLIGATIONS
Bills, notes, bonds and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES
These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

BANK OBLIGATIONS
These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Portfolios will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS
Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES
These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER
These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES
These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS
Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, acting under the supervision of the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS
(ALGER AMERICAN BALANCED PORTFOLIO)
Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. The Portfolio will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to their obligations under reverse repurchase agreements. The Portfolio will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolio will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets less liabilities other than the repurchase obligation.

FIRM COMMITMENT AGREEMENTS AND
WHEN-ISSUED PURCHASES
Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. A Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

WARRANTS AND RIGHTS
Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

Illiquid and Restricted Securities
An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933, as amended. Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's Portfolio could be adversely affected.

Short Sales
Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

Lending of Portfolio Securities
In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest, exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Portfolio bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

Foreign Securities
Each Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary
Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing among nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank. It should be noted that certain of the risks associated with foreign securities may also apply to American Depositary Receipts and American Depositary Shares.

BORROWING (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)
Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)
The Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio although, as in the past, it does not currently intend to rely on these strategies extensively, if at all. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered". Although the Portfolio will generally not purchase or write options that appear to lack an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A call option written by the Portfolio on a security is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade short-term obligations in a segregated account. A put option written by the Portfolio is "cov-ered" if the Portfolio maintains cash or other high-grade short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or more than the premium paid to purchase the option; the Portfolio would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in a particular option so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the option. If the Portfolio, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise cover the position.

In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio is obligated, in return for the premium received, to make delivery of this amount. The Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Portfolio input and call options, there can be no assurance that the Portfolio will succeed in any option-trading program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK
INDEX FUTURES (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)
If the Portfolio utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specified future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio would purchase and sell futures contracts on the stock index for which it could obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities, although it has not invested in index futures in the past.

The risk of imperfect correlation will increase as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such
"over-hedging" or "under-hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which were the subject of the hedge. In addition, the Portfolio's purchase of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into, it at all, only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the market-to-market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

OTHER INVESTMENTS
In addition to the securities and investment techniques listed above, each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes, firm commitment agreements and "when-issued" purchases; and the Alger American Balanced Portfolio may engage in reverse repurchase agreements.

INVESTMENT RESTRICTIONS
The investment restrictions numbered 1 through 12 below have been adopted by the Fund with respect to each of the Portfolios as fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the affected Portfolio. Investment restrictions 13 through 19 may be changed by vote of a majority of the Fund's Board of Trustees at any time.

The investment policies adopted by the Fund prohibit each Portfolio from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Portfolio's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) the Portfolio may borrow for temporary or emergency (but not leveraging, except for the Alger American Leveraged AllCap Portfolio) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Alger American Balanced Portfolio may engage in transactions in reverse repurchase agreements; and (c) the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets except in conjunction with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

8. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

9. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

10. Investing in commodities, except that the Alger American Leveraged AllCap Portfolio may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5% of its total assets are invested in margin and premiums.

11. Investing more than 10 percent (15 percent in the case of Alger American Leveraged AllCap Portfolio) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the ab sence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

12. Issuing senior securities, except that the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

13. Purchasing or selling real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Alger American Leveraged AllCap Portfolio may buy and sell (write) options.

15. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

16. Purchasing any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

17. Making investments for the purpose of exercising control or management.

18. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

19. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4 and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction. Additional limitations imposed by state law and regulations may apply.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the fiscal year ended December 31, 1996, the Fund paid an aggregate of approximately $4,066,005 in commissions to broker-dealers in connection with portfolio transactions, of which $3,802,749 (94%) was paid to Alger Inc. During the fiscal year ended December 31, 1996, 92% of the aggregate dollar amount of the Fund's transactions involving the payment of brokerage commissions were effected through Alger Inc. During the fiscal year ended December 31, 1997, the Fund paid an aggregate of approximately $7,837,883 in commissions to broker-dealers in connection with portfolio transactions of which $7,712,699 (98.%) was paid to Alger Inc. During the fiscal year ended December 31, 1997, 98% of the aggregate dollar amount of the Fund's transactions involving the payment of brokerage commissions were effected through Alger Inc. During the fiscal year ended December 31, 1998, the Fund paid an aggregate of approximately $7,974,970 in commissions to broker-dealers in connection with portfolio transactions, of which $7,917,064 (99%) was paid to Alger Inc. During the fiscal year ended December 31, 1998, 97% of the aggregate dollar amount of the Fund's transactions involving the payment of brokerage commissions were effected through Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which includes securities traded in the over-the-counter markets, money market investments and most debt securities.

PORTFOLIO TURNOVER
The portfolio turnover rates of all of the Portfolios except Alger American Small Capitalization Portfolio were significantly higher in 1997 than in 1996. (See "Financial Highlights" in the Prospectus.) This was due primarily to the fact that the markets for the types of securities in which the Portfolios typically invest were substantially more volatile, resulting in more frequent trading by the Portfolios, in 1997 than in 1996; the contrast between the two years was heightened by the fact that turnover rates for 1996 tended to be lower on average than in other recent years.

NET ASSET VALUE
The Prospectus discusses the time at which the net asset values of the Portfolios are determined for purposes of sales and redemptions. The New York Stock Exchange (the "NYSE") is currently open on each Monday through Friday, except (i) January 1st, Dr. Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th and (ii) the preceding Friday when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. The following is a description of the procedures used by the Fund in valuing the Portfolios' assets.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

The valuation of money market instruments with maturities of 60 days or less is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

PURCHASES AND REDEMPTIONS
Shares of the Portfolios are offered by the Fund on a continuous basis to separate accounts of certain life insurance companies ("Participating Insurance Companies") and to Plans. Shares are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement") which provides that Alger Inc. accepts orders for shares at net asset value and no sales commission or load is charged.

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. The Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk frees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio, during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

PARTICIPATING INSURANCE
COMPANIES AND PLANS

The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in a Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices and orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan Participants. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.

MANAGEMENT

TRUSTEES AND OFFICERS OF THE FUND
The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. Certain information about the Trustees and officers of the Fund is set forth below. Each of the officers of the Fund is also an officer, and each of the Trustees is also a director or trustee, as the case may be, of Castle Convertible Fund, Inc., a registered closed-end investment company, and The Alger Fund, The Alger Retirement Fund and Spectra Fund, registered open-end management investment companies, for all of which Alger Management serves as investment adviser. Fred M. Alger III and David
D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger III and David D. Alger are brothers. Unless otherwise noted, the address of each person named below is 1 World Trade Center, Suite 9333, New York, New York 10048.

NAME, AGE AND POSITION
WITH THE FUND AND ADDRESS               PRINCIPAL OCCUPATIONS

Fred M. Alger III (64)
Chairman   of  the  Board               Chairman   of   the   Board   of   Alger
                                        Associates,  Inc. ("Associates"),  Alger
                                        Inc.,    Alger     Management,     Alger
                                        Properties,  Inc. ("Properties"),  Alger
                                        Shareholder Services, Inc. ("Services"),
                                        Alger  Life   Insurance   Agency,   Inc.
                                        ("Agency")   Fred  Alger   International
                                        Advisory  S.A.  ("International"),   The
                                        Alger American Asset Growth Fund ("Asset
                                        Growth")  and Analysts  Resources,  Inc.
                                        ("ARI").

David D. Alger (55)                     President  and  Director of  Associates,
                                        Alger   Management,   Alger  Inc.,  ARI,
                                        Properties,  Services, International and
                                        Agency; Director of Asset Growth.

Gregory S. Duch (47)                    Executive Vice President,  Treasurer and
                                        Director of Alger  Management  Treasurer
                                        Properties  and  Associates;   Executive
                                        Vice  President  and  Treasurer of Alger
                                        Inc., ARI, Services and Agency; Director and Treasurer of International.

Mary E. Marsden-Cochran (46)            Vice  President,   General  Counsel  and
                                        Secretary of Associates, Alger Secretary
                                        Management, Alger Inc., Properties, ARI,
                                        Services   and  Agency   (2/96-present);
                                        Secretary        of        International
                                        (7/96-present);     Associate    General
                                        Counsel  and  Vice  President  of  Smith
                                        Barney  Inc.   (12/94-2/96);   Blue  Sky
                                        Attorney, AMT Capital (1/94-11/94).

Frederick A. Blum (45)                  Senior Vice President of Alger Inc.
  Assistant Secretary &
  Assistant Treasurer

Arthur M. Dubow (65)                    Trustee of the Arthur Dubow  Foundation;
  Trustee                               private investor since 1985; Director of
  P.O. Box 969                          Coolidge     Investment     Corporation;
  Wainscott, NY 11975                   formerly   Chairman   of  the  Board  of
                                        Institutional Shareholder Services, Inc.
                                        and President of Fourth Estate, Inc.

Stephen E.  O'Neil  (66)                Of  counsel  to the law firm of Kohler &
  Trustee                               Barnes  P.C.;   private  investor  since
  805 Third Avenue                      1981;  Director of Nova Care,  Inc.  and
  New York, NY 10022                    Brown-Forman   Distillers   Corporation;
                                        formerly  President and Vice Chairman of
                                        City  Investing  Company and Director of
                                        Centerre   Bancorporation   and   Syntro
                                        Corporation.

Nathan E. Saint-Amand, M. D. (61)       Medical doctor in private practice.
  Trustee
  2 East 88th Street
  New York, NY 10128

John T. Sargent (74)                    Private investor since 1987; Director of
  Trustee                               Atlantic Mutual Insurance Co.; formerly
  5 Beekman Place                       Director of River Bank America.
  New York, NY 10022

B. Joseph White (53)                    Dean, University  of Michigan  Busintess
  Trustee                               School;   President,   William  Davidson
  University of Michigan                Institute at the  University of Michigan
  Business School                       Business  School;  Professor of Business
  701 Tappan Street                     Administration,  University  of Michigan
  Ann Arbor, MI 48109                   Business School;  Director,  Gordon Food
                                        Service;   Trustee   and  Chair,   Audit
                                        Committee, Equity Residential Properties
                                        Trust; Director and Chair,  Compensation
                                        Committee, Kelly Services, Inc.

No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. Each independent Trustee is paid a fee of $1500 for each meeting he attends, to a maximum of $6,000. The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended December 31, 1998. The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended December 31, 1998. Mr. White, now a Disinterested Trustee, was not a Trustee of the Fund during that period.

                               COMPENSATION TABLE


                                                                       TOTAL COMPENSATION PAID TO TRUSTEES FROM
                                                                              THE ALGER RETIREMENT FUND,
                                                AGGREGATE                           THE ALGER FUND,
                                              COMPENSATION                     THE ALGER AMERICAN FUND,
                                             FROM THE ALGER               CASTLE CONVERTIBLE FUND, INC. AND
       NAME OF PERSON, POSITION               AMERICAN FUND                          SPECTRA FUND
       ------------------------             ----------------            ---------------------------------------
       Arthur M. Dubow, Trustee                  $6,000                                 $28,250
       Stephen E. O'Neil, Trustee                $6,000                                 $28,250
       Nathan E. Saint-Amand, Trustee            $6,000                                 $28,250
       John T. Sargent, Trustee                  $3,000                                 $14,250


INVESTMENT MANAGER
Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. It pays the salaries of all officers who are employed by both it and the Fund. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

During the fiscal years ended December 31, 1996, 1997, and 1998 Alger Management earned under the terms of the Management Agreements $92,934, $217,844 and $365,820, respectively, in respect of Alger American Income and Growth Portfolio; $10,617,051, $12,582,027 and $8,665,222, respectively, in respect of
Alger American Small Capitalization Portfolio; $5,604,710, $8,988,054 and $10,304,264, respectively, in respect of Alger American Growth Portfolio; $55,775, $103,223 and $154,672, respectively, in respect of Alger American Balanced Portfolio; and $2,330,374, $3,536,454 and $4,156,932, respectively, in respect of Alger American MidCap Growth Portfolio; earned $177,612, $399,269 and $567,333, respectively, in respect of Alger American Leveraged AllCap Portfolio.

From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .50% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources and not from the assets of the Fund.

Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP serves as independent public accountants for the Fund.

EXPENSES

Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of Alger American Balanced Portfolio or Alger American Income and Growth Portfolio exceed 1.25%, or such expenses of Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, or Alger American Leveraged AllCap Portfolio exceed 1.50%, of the average daily net assets of the applicable Portfolio for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

Each Portfolio has been structured so that each qualifies separately as a regulated investment company within the meaning of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; and (b) meet certain quarterly diversification tests.

As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and net realized short-term capital gains for the taxable year is distributed. All net investment income and net realized capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

The Fund distributes shares in the Portfolios to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of
Section 817(h) of the Code and the regulations promulgated thereunder.

The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.

Income on assets of a segregated asset account will not be taxable currently to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 59 1/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

CUSTODIAN
Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.

TRANSFER AGENT
Alger Shareholder Services, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement Alger Shareholder Services, Inc. processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund.

CERTAIN SHAREHOLDERS
Set forth below is certain information regarding significant shareholders of the Portfolios. At February 1, 1999, Ameritas Variable Life Insurance Co. Separate Account VA-2 Variable Annuity owned beneficially or of record 48.97% of Alger American Income and Growth Portfolio and 64.44% of Alger American Balanced Portfolio. On the same date, American Skandia Life Assurance Company owned beneficially or of record 57.01% of Alger American Small Capitalization
Portfolio, 56.11% of Alger American Growth Portfolio and 77.52% of Alger American MidCap Growth Portfolio. The shareholders identified above may be deemed to control the specified Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios.

The following table contains information regarding persons known by the Fund to own beneficially or of record 5% or more of the shares of any Portfolio. All holdings are expressed as a percentage of a Portfolio's outstanding shares as of February 1, 1999 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.


                               Alger         Alger
                             American      American                                      Alger          Alger
                              Income         Small          Alger          Alger       American       American
                                and        Capital-       American       American       MidCap        Leveraged
                              Growth        ization        Growth        Balanced       Growth         AllCap
Name and                     Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
Address of                   (Record/      (Record/       (Record/       (Record/      (Record/       (Record/
Shareholders                Beneficial)   Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
------------                -----------   -----------    -----------    -----------   -----------    -----------

American Skandia                */--       57.01%/--      56.11%/--         */--       77.52%/--         */--
Life Assurance
Corporation
Class 1
Tower One
Corporate Drive
P. O. Box 883
Shelton, CT 06484

Ameritas Variable             9.05%/*         */--           */--         9.54%/--        */--         5.87%/--
Life Insurance Co.
Separate Acct V
P.O. Box 82550
Lincoln, NE 68501

Ameritas Variable            48.97%/--      5.90%/--       5.50%/--      64.44%/--      6.31%/--      17.60%/--
Life Insurance Co.
Separate Acct. VA-2
Variable Annuity Product
P.O. Box 82550
Lincoln, NE 68501

Aetna Life Insurance         19.37%/--        */--           */--        21.05%/--        */--        15.66%/--
and Annuity Company
151 Farmington Avenue
Hartford, CT  06156

CG Variable Annuity             */--          */--           */--           */--          */--        15.79%/--
Separate Acct II
900 Cottage Grove Road
Hartford, CT  06152

Conseco Variable                */--          */--           */--           */--          */--         8.43%/--
Insurance Co.
11825 North Pennsylvania St.
Carmel, IN  46032

Life Insurance Company          */--        7.72%/--       7.32%/--         */--          */--           */--
of Virginia
Separate Acct. III
Variable Products Dept.
6610 W. Broad St.
Richmond, VA 23230

Lincoln Benefit               5.72%/--        */--           */--           */--          */--           */--
Life
P.O. Box 80469
Lincoln, NE 68501

Reliastar Life Ins. Co.         */--          */--           */--           */--          */--         9.25%/--
Northern Variable Annuity
Route 3806
Minneapolis, MN 55440

Security Life of Denver         */--          */--           */--           */--          */--         5.35%/--
Separate Account A1
8515 East Orchard Rd.
Englewood, CO 80111

Security Life of Denver         */--          */--           */--           */--          */--         6.95%/--
Separate Account L1
8515 East Orchard Rd.
Englewood, CO 80111

Transamerica                  5.80%/--        */--           */--           */--          */--           */--
Life Ins. & Annuity
401 N. Tryon St.
Charlotte, NC 28210

Officers and                  --/**         --/**          --/**          --/**         --/**          --/**
Trustees as a Group**


----------
* Indicates shareholder owns less than 5% of the Portfolio's shares. ** Indicates Group owns less than 1% of the Portfolio's shares.

ORGANIZATION

The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the "Trust Agreement"). Alger American Small
Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Growth Portfolio, Alger American Balanced Portfolio (formerly the Alger American Fixed Income Portfolio), Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio commenced operations on September 21, 1988, November 15, 1988, January 9, 1989, September 5, 1989, May 3, 1993, and
January 25, 1995, respectively. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios. The Fund's Board of Trustees may establish additional Portfolios at any time. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

DETERMINATION OF PERFORMANCE

Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

The "total return" and "yield" as to each of the Portfolios are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return--a Portfolio's average annual total return described in the rospectus is computed according to the following formula:

                                  P (1+T)n=ERV

Where:   P =   a hypothetical initial payment of $1,000
         T =   average annual total return
         n =   number of years
       ERV     = ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);

The average annual total returns for the Portfolios for the periods indicated were as follows:

                                                                     PERIOD
                                         FIVE          TEN            FROM
                                         YEARS        YEARS         INCEPTION*
                          YEAR ENDED     ENDED        ENDED          THROUGH
                           12/31/98    12/31/98      12/31/98       12/31/98
                           --------    --------      --------       --------

Alger American Balanced
  (formerly Alger
  American Fixed Income)    31.51%        16.41%         N/A          12.05%

Alger American Income &
  Growth                    32.39%        21.76%       15.62%         15.51%

Alger American Small
  Capitalization            15.53%        13.09%       19.85%         18.86%

Alger American Growth       48.07%        23.90%         N/A          22.03%

Alger American MidCap
  Growth                    30.30%        18.98%         N/A          23.50%

Alger American Leveraged
  AllCap                    57.83%          N/A          N/A          39.34%

* The Alger American Balanced Portfolio, the Alger American Income & Growth Portfolio, the Alger American Small Capitalization Portfolio, the Alger American Growth Portfolio, the Alger American MidCap Growth Portfolio and the Alger American Leveraged AllCap Portfolio commenced operations on September 5, 1989, November 15, 1988, September 21, 1988, January 9, 1989, May 3, 1993
   and January 25, 1995, respectively.

B. Yield--a Portfolio's net annualized yield described in the Prospectus is computed according to the following formula:

                           a-b
               YIELD = 2[(----- + 1)6 - 1]
                           cd

Where:    a =  dividends and interest earn   ed during the period

          b =  expenses accrued for the period (net of reimbursements)

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends

          d = the maximum offering price per share on the last day of the period

IN GENERAL

Current performance information for the Portfolios may be obtained by calling the Fund at (800) 992-3863. All performance figures are based on historical earnings. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio. In addition, the actual return to a holder of a VA contract or a VLI policy will be affected by charges imposed by the separate accounts of Partici-pating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio with that of other mutual funds with a similar investment objective. The performance of the Portfolios, for example, might be compared with rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as with various unmanaged indexes, such as the S&P 500 Index, the Russell 2000 Growth Index, the S&P SmallCap 600 Index, the Wilshire Small Company Growth Index, the Lehman Government/Corporate Bond Index or the S&P MidCap 400 Index. In addition, evaluations of the Portfolios published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY AND THE WALL STREET JOURNAL and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

INVESTOR AND SHAREHOLDER
INFORMATION

Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998

================================================================================

  SHARES       COMMON STOCKS--86.8%                    VALUE
  ------                                               -----

               AIRLINES--1.0%
  360,400      US Airways Group Inc.*               $ 18,740,800
                                                   -------------

               BROADCASTING--1.9%
  605,400      Comcast Corp. Cl. A. Special           35,529,715
                                                   -------------

               BUSINESS SERVICES--1.5%
  368,000      IMS Health Inc.                        27,761,184
                                                   -------------

               COMMUNICATIONS--6.4%
  363,500      America Online Inc.                    58,160,000
  134,500      COX Communications Inc. Cl. A.*         9,297,313
  771,200      MCI Worldcom Inc.*                     55,333,600
                                                   -------------
                                                     122,790,913
                                                   -------------

               COMMUNICATION EQUIPMENT--4.5%
  383,300      Ascend Communications, Inc.*           25,201,975
  297,900      Cisco Systems, Inc.*                   27,648,993
  209,600      Corning Inc.                            9,432,000
  993,400      Ericsson(LM)Telephone Co. ADR B.       23,780,009
                                                   -------------
                                                      86,062,977
                                                   -------------

               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--7.5%
  423,200      Compaq Computer Corp.                  17,748,162
  486,200      Dell Computer Corp.*                   35,584,006
  421,200      EMC Corp.*                             35,802,000
  292,800      International Business Machines Corp.  54,094,800
                                                   -------------
                                                     143,228,968
                                                   -------------

               COMPUTER SOFTWARE--3.8%
  221,600      Compuware Corp.*                       17,312,500
  389,800      Microsoft Corporation*                 54,060,582
                                                   -------------
                                                      71,373,082
                                                   -------------

               CONGLOMERATE--3.1%
  787,880      Tyco International Ltd.                59,436,091
                                                   -------------

               DRUG DISTRIBUTION--2.9%
  459,450      Cardinal Health, Inc.                  34,860,769
  259,700      McKesson Corp.                         20,532,661
                                                   -------------
                                                      55,393,430
                                                   -------------

               FINANCIAL  SERVICES--13.5%
  453,100      BankAmerica Corp.                      27,242,638
  236,400      Bank of New York Inc.                   9,515,100
  956,200      Citigroup Inc.                         47,331,900
  579,800      Federal Home Loan Mortgage Corporation 37,361,152
    1,636      Firstar Corp.                             152,557
  312,200      First Union Corp.                      18,985,819


               FINANCIAL  SERVICES (CONT'D)
  986,900      Household International Inc.         $ 39,105,913
  611,700      Kansas City Southern Industries Inc.   30,088,300
  417,400      Morgan Stanley Dean Witter & Co.       29,635,400
  110,100      State Street Corp.                      7,658,886
  124,400      SunAmerica Inc.                        10,091,950
                                                   -------------
                                                     257,169,615
                                                   -------------

               FOOD CHAINS--4.5%
  150,000      Fred Meyer, Inc.*                       9,037,500
  620,200      Kroger Co.*                            37,522,100
  627,800      Safeway Inc.*                          38,256,876
                                                   -------------
                                                      84,816,476
                                                   -------------

               INSURANCE--1.7%
  327,525      American International Group, Inc.     31,647,102
                                                   -------------

               LEISURE & ENTERTAINMENT--1.3%
  511,400      Carnival Corp.                         24,547,200
                                                   -------------

               MEDICAL DEVICES--1.8%
  472,800      Medtronic, Inc.                        35,105,400
                                                   -------------

               PHARMACEUTICALS--13.7%
  138,400      Bristol Myers Squibb Co.               18,519,719
  155,000      Elan Corp PLC-ADR*+                    10,782,265
  358,600      Eli Lilly & Company                    31,870,575
  299,700      Merck & Co., Inc.                      44,262,094
  392,200      Pfizer Inc.                            49,196,784
  455,600      Schering-Plough Corporation            25,171,900
  513,700      SmithKline Beecham PLC-ADS             35,702,150
  603,300      Warner-Lambert Co.                     45,360,920
                                                   -------------
                                                     260,866,407
                                                   -------------

               POLLUTION CONTROL--3.1%
1,279,100      Waste Management, Inc.                 59,638,037
                                                   -------------

               RETAILING--10.9%
  600,000      CVS Corp.                              33,000,000
  348,100      Costco Companies Inc.*                 25,128,643
1,014,300      Home Depot, Inc.                       62,062,988
  156,000      Office Depot Inc.*                      5,762,328
  694,000      Staples Inc.*                          30,319,472
  642,200      Wal-Mart Stores Inc.                   52,299,484
                                                   -------------
                                                     208,572,915
                                                   -------------

               SEMICONDUCTORS--3.7%
  448,600      Intel Corp.                            53,187,362
  211,700      Texas Instruments, Incorporated        18,113,687
                                                   -------------
                                                      71,301,049
                                                   -------------
               TOTAL COMMON STOCKS
                 (COST $1,137,197,676)             1,653,981,361
                                                   -------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998 (CONT'D)

================================================================================

PRINCIPAL
  AMOUNT       SHORT-TERM CORPORATE NOTES--10.5%       VALUE
---------                                              -----

$48,000,000    Bank Austria Finance Inc.,
                 5.87%, 1/6/99 ................     $ 47,960,867
 50,000,000    Bayerische Vereinsbank A.G.,
                 5.80%, 1/5/99 ................       49,967,778
 20,000,000    Ciba Speciality Chemicals Corp.,
                 5.75%, 1/13/99 ...............       19,961,667
 15,000,000    Ford Motor Credit Company,
                 5.77%, 1/6/99 ................       14,987,979
 20,000,000    Hertz Corporation,
                 5.70%, 1/7/99 ................       19,981,000
 48,000,000    Paribas Finance, Inc.,
                 5.50%, 1/6/99 ................       47,963,333
                                                   -------------

               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $200,822,624) ..........      200,822,624
                                                   -------------

               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--1.4%
               Securities Held Under Repurchase Agreements,  4.70%, 1/4/99, with
                 Bear,  Stearns  & Co.  Inc.,  dtd  12/31/98,  repurchase  price
                 $26,209,137;   collateralized  by  U.S.  Government  Securities
                 (total par value $27,118,000
                 due 1/21/99-11/15/27) ........       26,195,457
                                                   -------------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $227,018,081 ) .........      227,018,081
                                                   -------------
TOTAL INVESTMENTS
  (COST $1,364,215,757)(A) .............  98.7%    1,880,999,442
Other Assets in Excess of Liabilities ..   1.3        24,719,511
                                         -----     -------------
NET ASSETS ............................. 100.0%   $1,905,718,953
                                         =====     =============


--------------------------------------------------------------------------------
  *  Non-income producing security.
  +  Securities partially or fully on loan.
(a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,364,215,757, amounted to $516,783,685 which consisted of aggregate gross unrealized appreciation of $526,745,601 and gross unrealized depreciation of $9,961,916.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------
                                                           1998             1997          1996         1995         1994
----------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                     $ 42.76        $ 34.33       $ 31.16      $ 23.13      $ 24.67
----------------------------------------------------------------------------------------------------------------------------
   Net investment income                                     0.09           0.13          0.12         0.02         0.07
   Net realized and unrealized gain on investments          18.32           8.66          4.00         8.33         0.15
----------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                     18.41           8.79          4.12         8.35         0.22
----------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                     (0.13)         (0.13)        (0.02)       (0.07)       (0.03)
   Distributions from net realized gains                    (7.82)         (0.23)        (0.93)       (0.25)       (1.73)
----------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                  (7.95)         (0.36)        (0.95)       (0.32)       (1.76)
----------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                           $ 53.22        $ 42.76       $ 34.33      $ 31.16      $ 23.13
============================================================================================================================
   Total Return                                             48.07%         25.75%        13.35%       36.37%        1.45%
============================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)           $1,905,719     $1,072,529      $991,028     $502,974     $150,390
============================================================================================================================
     Ratio of expenses to average net assets                 0.79%          0.79%         0.79%        0.85%        0.86%
============================================================================================================================
     Ratio of net investment income to average
       net assets                                            0.25%          0.27%         0.50%        0.18%        0.48%
============================================================================================================================
     Portfolio Turnover Rate                               127.38%        129.50%        82.86%      118.33%      111.76%
============================================================================================================================

                                             See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998

================================================================================

   SHARES      COMMON STOCKS--89.2%                     VALUE
   ------                                               -----

               ADVERTISING--1.9%
  564,050      Outdoor Systems, Inc.* ............. $ 16,921,500
  187,500      Young & Rubicam Inc.* ..............    6,070,313
                                                   -------------
                                                      22,991,813
                                                   -------------

               AIRLINES--2.3%
  135,600      ASA Holdings Inc. ..................    4,135,800
  275,200      Continental Airlines Inc. Cl. B.* ..    9,219,200
  466,000      SkyWest Inc. .......................   15,232,608
                                                   -------------
                                                      28,587,608
                                                   -------------

               APPAREL--.5%
  148,600      AnnTaylor Stores Corporation*+ .....    5,860,487
                                                   -------------

               BIO-TECHNOLOGY--6.1%
  117,500      Biogen Inc.* .......................    9,752,500
  411,500      Centocor, Inc.*+ ...................   18,568,938
  229,800      IDEC Pharmaceuticals Corporation*+ .   10,800,600
  358,500      Medimmune Inc.* ....................   35,648,523
                                                   -------------
                                                      74,770,561
                                                   -------------

               BROADCASTING--1.6%
  141,900      Cablevision Systems Corp. Cl. A.* ..    7,121,677
  197,300      Jacor Communications Inc.* .........   12,701,188
                                                   -------------
                                                      19,822,865
                                                   -------------

               BUILDING & CONSTRUCTION--.5%
  243,400      Champion Enterprises Inc.*+ ........    6,663,075
                                                   -------------

               BUSINESS SERVICES--4.2%
  355,000      Bisys Group Inc.* ..................   18,326,875
  112,900      ChoicePoint Inc. * .................    7,282,050
  257,500      Clarify Inc.*+ .....................    6,292,785
   21,900      IMS Health Inc. ....................    1,652,092
  261,500      Rent-Way Inc.*+ ....................    6,357,850
  201,400      Siebel Systems Inc.* ...............    6,835,113
  144,700      United Stationers Inc.*+ ...........    3,762,200
                                                   -------------
                                                      50,508,965
                                                   -------------

               COMMUNICATIONS--1.9%
  310,400      At Home Corp. Series A.* ...........   23,047,200
                                                   -------------

               COMMUNICATION EQUIPMENT--3.0%
  185,200      Ascend Communications, Inc.* .......   12,176,900
  146,700      Dycom Industries Inc.*+ ............    8,380,238
  114,000      L-3 Communications Holdings, Inc.* .    5,308,182
  152,700      Newbridge Networks Corp.* ..........    4,638,263
  156,100      Visual Networks, Inc.*+ ............    5,853,750
                                                   -------------
                                                      36,357,333
                                                   -------------

               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--2.4%
  441,100      Maxtor Corp.* ......................    6,175,400
  380,200      Quantum Corp.* .....................    8,079,250
  232,100      Sanmina Corporation* ...............   14,506,250
                                                   -------------
                                                      28,760,900
                                                   -------------

               COMPUTER SERVICES--8.2%
  392,900      Ceridian Corp.* .................... $ 27,429,528
   42,300      eBay Inc.* .........................   10,204,875
  304,000      Excite Inc.* .......................   12,787,152
   40,000      Inktomi Corp.* .....................    5,175,000
  217,000      Keane Inc.* ........................    8,666,546
  200,000      Lycos Inc.* ........................   11,112,600
  186,200      QRS Corp.* .........................    8,937,600
   17,500      Ticketmaster Online CitySearch
                  Inc. Cl. B.* ....................      980,000
   61,000      Yahoo Inc.* ........................   14,453,188
                                                   -------------
                                                      99,746,489
                                                   -------------

               COMPUTER SOFTWARE--4.7%
  232,500      Citrix Systems, Inc.*                  22,567,148
  170,000      Compuware Corp.* ...................   13,281,250
  260,200      Dendrite International Inc. * ......    6,496,934
  196,500      Intuit Inc.* .......................   14,246,250
                                                   -------------
                                                      56,591,582
                                                   -------------

               CONSUMER PRODUCTS--1.9%
  303,300      Dial Corp. .........................    8,757,788
  239,700      Furniture Brands International Inc.*    6,531,825
  226,100      Pittway Corp. Cl. A. ...............    7,475,544
                                                   -------------
                                                      22,765,157
                                                   -------------

               DRUG DISTRIBUTION--4.8%
   65,000      AmeriSource Health Corp Cl. A.* ....    4,225,000
  971,200      Bergen Brunswig Corp. Cl. A. .......   33,870,600
  591,900      Omnicare, Inc. .....................   20,568,525
                                                   -------------
                                                      58,664,125
                                                   -------------

               FINANCIAL  SERVICES--7.4%
  140,402      Commerce Bancshares Inc. ...........    5,967,085
  326,300      Dime Bancorp Inc. ..................    8,626,719
  293,900      Finova Group Inc. ..................   15,852,378
  490,600      Kansas City Southern Industries Inc.   24,131,632
  539,900      National Commerce Bancorp+ .........   10,157,139
  286,200      North Fork Bancorporation Inc. .....    6,851,056
  708,800      Sovereign Bancorp Inc. .............   10,100,400
  126,500      Wilmington Trust Corp. .............    7,795,563
                                                   -------------
                                                      89,481,972
                                                   -------------

               FOOD CHAINS--1.7%
  585,000      Food Lion Inc. Cl. A. ..............    6,215,625
  237,300      Fred Meyer, Inc.* ..................   14,297,325
                                                   -------------
                                                      20,512,950
                                                   -------------

               FOODS & BEVERAGES--4.2%
  419,000      Earthgrains Company ................   12,963,021
  456,500      Starbucks Corp.* ...................   25,621,063
  255,700      U.S. Foodservice* ..................   12,529,300
                                                   -------------
                                                      51,113,384
                                                   -------------

               INSURANCE--.1%
   71,300      Fremont General Corp. ..............    1,764,674
                                                   -------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998 (CONT'D)

================================================================================

   SHARES      COMMON STOCKS (CONT'D)                   VALUE
   ------                                               -----

               MANUFACTURING--.8%
  194,500      Leggett & Platt Inc. ...............  $ 4,279,000
  202,688      Palm Harbor Homes Inc.*+ ...........    5,105,292
                                                   -------------
                                                       9,384,292
                                                   -------------

               MEDICAL DEVICES--.9%
  282,500      Biomet Inc. ........................   11,370,625
                                                   -------------

               MEDICAL SERVICES--3.8%
  503,800      Health Management Associates
                  Inc. Cl. A.* ....................   10,894,675
  386,800      Hooper Holmes Inc.+ ................   11,217,200
   54,500      Impath Inc.* .......................    1,444,250
  573,400      MedQuist Inc.* .....................   22,649,300
                                                   -------------
                                                      46,205,425
                                                   -------------

               PHARMACEUTICALS--5.6%
  567,400      Alza Corp.* ........................   29,646,650
  210,000      Elan Corp PLC-ADR*+ ................   14,608,230
  438,800      Forest Laboratories, Inc.* .........   23,338,893
                                                   -------------
                                                      67,593,773
                                                   -------------

               RESTAURANTS & LODGING--2.3%
  166,672      CKE Restaurants Inc. ...............    4,906,490
  587,100      Outback Steakhouse, Inc.* ..........   23,410,613
                                                   -------------
                                                      28,317,103
                                                   -------------

               RETAILING--15.3%
   66,200      Amazon.com Inc.* ...................   21,266,750
  552,600      BJ's Wholesale Club Inc.* ..........   25,592,564
  855,800      Bed Bath & Beyond Inc.* ............   29,204,175
  483,000      Borders Group Inc.* ................   12,045,054
  249,700      Ethan Allen Interiors Inc. .........   10,237,700
1,003,300      Family Dollar Stores Inc. ..........   22,072,600
  594,800      Linens'n Things Inc.* ..............   23,568,950
  105,000      Mens Wearhouse Inc.* ...............    3,333,750
  400,000      Office Depot Inc.* .................   14,775,200
  600,700      Williams Sonoma Inc.* ..............   24,216,018
                                                   -------------
                                                     186,312,761
                                                   -------------

               SEMICONDUCTORS--.6%
  212,500      Microchip Technology Incorporated*+     7,862,500
                                                   -------------

               SEMICONDUCTOR CAPITAL EQUIPMENT--.8%
  323,500      ASM Lithography Holding NV* ........    9,866,750
                                                   -------------

               TEXTILES--.7%
  253,900      WestPoint Stevens Inc.* ............    8,013,846
                                                   -------------

               TRANSPORTATION--1.0%
  347,200      Coach USA Inc.*+ ...................   12,043,674
                                                   -------------
               TOTAL COMMON STOCKS
                 (COST $810,130,782) ..............1,084,981,889
                                                   -------------

PRINCIPAL
 AMOUNT        SHORT-TERM CORPORATE NOTES--10.3%        VALUE
---------                                               -----
$40,000,000    Bayerische Vereinsbank A.G.,
                 5.80%, 1/5/99 .................... $ 39,974,222
 20,000,000    Cooperative Association of
                 Tractor Dealers Inc. Cl. A.,
                 5.75%, 1/11/99 ...................   19,968,056
               Ford Motor Credit Company,
 15,000,000      5.77%, 1/6/99 ....................   14,987,979
 30,000,000      5.69%, 1/8/99 ....................   29,966,808
 20,000,000    Hertz Corporation,
                 5.70%, 1/7/99 ....................   19,981,000
                                                   -------------

               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $124,878,065) ..............  124,878,065
                                                   -------------

               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--.9%
               Securities Held Under Repurchase Agreements,  4.70%, 1/4/99, with
                 Bear,  Stearns  & Co.  Inc.,  dtd  12/31/98,  repurchase  price
                 $11,347,964;   collateralized  by  U.S.  Government  Securities
                 (total par value $11,650,000
                 due 1/15/07-11/15/27) ............   11,342,041
                                                   -------------
               TOTAL SHORT-TERM INVESTMENTS
                 (COST $136,220,106) ..............  136,220,106
                                                   -------------
TOTAL INVESTMENTS
  (COST $946,350,888)(A) ..............  100.4%    1,221,201,995
Liabilities in Excess of Other Assets .    (.4)       (4,618,255)
                                        ------     -------------
NET ASSETS ............................  100.0%   $1,216,583,740
                                        ======     =============

--------------------------------------------------------------------------------
  *  Non-income producing security.
  +  Securities partially or fully on loan.
(a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $946,350,888, amounted to $274,851,107 which consisted of aggregate gross unrealized appreciation of $287,853,658 and gross unrealized depreciation of $13,002,551.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION  PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                             YEAR ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                         1998           1997          1996        1995         1994
------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                   $ 43.75        $ 40.91        $ 39.41     $ 27.31      $ 30.88
------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                    (0.02)         (0.05)(i)      (0.04)(i)   (0.09)       (0.03)(i)
   Net realized and unrealized gain
     (loss) on investments                                 6.30           4.45           1.70       12.19        (1.45)
------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                    6.28           4.40           1.66       12.10        (1.48)
   Distributions from net realized gains                  (6.06)         (1.56)         (0.16)         --        (2.09)
------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                         $ 43.97        $ 43.75        $ 40.91     $ 39.41      $ 27.31
========================================================================================================================
   Total Return                                           15.53%         11.39%          4.18%      44.31%       (4.38%)
========================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)         $1,216,584       $997,586     $1,469,518    $984,212     $397,037
========================================================================================================================
     Ratio of expenses to average net assets               0.89%          0.89%          0.88%       0.92%        0.96%
========================================================================================================================
     Ratio of net investment loss to
       average net assets                                 (0.20%)        (0.12%)        (0.09%)     (0.48%)      (0.10%)
========================================================================================================================
     Portfolio Turnover Rate                             142.90%        104.43%        110.04%      80.66%      117.61%
========================================================================================================================
(i)  Amount was computed based on average shares outstanding during the year.

                                             See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998

================================================================================

 SHARES        COMMON STOCKS--94.7%                     VALUE
 ------                                                 -----

               BROADCASTING--2.1%
   28,000      Comcast Corp. Cl. A. Special .......  $ 1,643,264
                                                     -----------

               BUSINESS SERVICES--3.4%
   34,700      IMS Health Inc. ....................    2,617,699
                                                     -----------

               COMMUNICATIONS--4.6%
   33,000      MCI Worldcom Inc.* .................    2,367,750
   20,000      Time Warner Inc. ...................    1,241,260
                                                     -----------
                                                       3,609,010
                                                     -----------

               COMMUNICATION EQUIPMENT--2.0%
   17,000      Cisco Systems, Inc.* ...............    1,577,820
                                                     -----------

               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--2.4%
   10,000      International Business
                  Machines Corp. ..................    1,847,500
                                                     -----------

               COMPUTER SOFTWARE--2.8%
   16,000      Microsoft Corporation* .............    2,219,008
                                                     -----------

               CONGLOMERATE--7.5%
   26,000      General Electric Co. ...............    2,653,638
   41,804      Tyco International Ltd. ............    3,153,610
                                                     -----------
                                                       5,807,248
                                                     -----------

               DRUG DISTRIBUTION--3.7%
   37,500      Cardinal Health, Inc. ..............    2,845,313
                                                     -----------

               FINANCIAL SERVICES--15.4%
   21,000      Bank of New York Inc. ..............      845,250
   43,000      Citigroup Inc. .....................    2,128,500
   21,400      Federal Home Loan Mortgage
                  Corporation .....................    1,378,973
   21,000      Fifth Third Bancorp ................    1,497,573
   29,000      First Union Corp. ..................    1,763,577
   31,000      Kansas City Southern
                  Industries Inc. .................    1,524,828
   12,000      Mellon Bank Corp. ..................      825,000
   11,000      Morgan Stanley Dean Witter & Co. ...      781,000
    8,500      State Street Corp. .................      591,286
   20,000      U.S. Bancorp Inc. ..................      710,000
                                                     -----------
                                                      12,045,987
                                                     -----------

               FOOD CHAINS--2.6%
   34,000      Kroger Co.* ........................    2,057,000
                                                     -----------

               FOODS & BEVERAGES--1.5%
   38,000      Earthgrains Company ................    1,175,644
                                                     -----------

               INSURANCE--2.9%
   23,025      American International Group,
                 Inc. .............................    2,224,790
                                                     -----------

               LEISURE & ENTERTAINMENT--1.2%
   19,000      Carnival Corp. .....................    $ 912,000
                                                     -----------

               MEDICAL DEVICES--2.5%
   10,000      Allegiance Corp. ...................      466,250
   20,000      Medtronic, Inc. ....................    1,485,000
                                                     -----------
                                                       1,951,250
                                                     -----------

               PHARMACEUTICALS--16.0%
   15,000      Alza Corp.* ........................      783,750
   17,000      Bristol Myers Squibb Co. ...........    2,274,821
   15,000      Elan Corp PLC-ADR* .................    1,043,445
   14,400      Forest Laboratories, Inc.* .........      765,907
   26,900      Pfizer Inc. ........................    3,374,282
   34,800      Schering-Plough Corporation ........    1,922,700
   30,500      Warner-Lambert Co. .................    2,293,234
                                                     -----------
                                                      12,458,139
                                                     -----------

               POLLUTION  CONTROL--2.6%
   42,900      Waste Management, Inc. .............    2,000,213
                                                     -----------

               RETAILING--18.5%
   26,000      Bed Bath & Beyond Inc.* ............      887,250
   28,800      CVS Corp. ..........................    1,584,000
   12,000      Costco Companies Inc.* .............      866,256
   40,000      Family Dollar Stores Inc. ..........      880,000
   15,000      Gap Inc. ...........................      843,750
   50,000      Home Depot, Inc. ...................    3,059,400
   37,000      Rite Aid Corp. .....................    1,833,831
   39,000      Wal-Mart Stores Inc. ...............    3,176,082
   22,000      Walgreen Co. .......................    1,288,386
                                                     -----------
                                                      14,418,955
                                                     -----------

               SEMICONDUCTORS--3.0%
   20,000      Intel Corp. ........................    2,371,260
                                                     -----------

               TOTAL COMMON STOCKS
                 (COST $55,020,005) ...............   73,782,100
                                                     -----------

PRINCIPAL      SHORT-TERM INVESTMENTS--5.4%
 AMOUNT        SHORT-TERM CORPORATE NOTES--4.5%
--------
$2,000,000     Bayerische Vereinsbank A.G.,
                 5.80%, 1/5/99 ....................    1,998,711
1,500,000      Ford Motor Credit Company,
                 5.77%, 1/6/99 ....................    1,498,799
                                                     -----------

               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $3,497,510) ................    3,497,510
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998 (CONT'D)

================================================================================

               SHORT-TERM INVESTMENTS (CONT'D)          VALUE
                                                        -----

               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--.9%
               Securities Held Under Repurchase Agreements,  4.70%, 1/4/99, with
                 Bear, Stearns & Co. Inc., dtd 12/31/98, repurchase price $688,452; collateralized by U.S. Treasury Bonds (par value $625,000
                 due 11/15/27) ....................    $ 688,092
                                                      ----------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $4,185,602) ................    4,185,602
                                                      ----------
TOTAL INVESTMENTS
 (COST $59,205,607)(a) ................. 100.1%       77,967,702
Liabilities in Excess of Other Assets ..   (.1)          (42,081)
                                         -----        ----------
NET ASSETS ............................. 100.0%      $77,925,621
                                         =====        ==========

--------------------------------------------------------------------------------
  *  Non-income producing security.
(a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $59,205,607, amounted to $18,762,095 which consisted of aggregate gross unrealized appreciation of $18,844,645 and gross unrealized depreciation of $82,550.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                YEAR ENDED DECEMBER 31,
                                                        -------------------------------------------------------------------
                                                             1998          1997          1996         1995         1994
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                   $ 10.99           $ 8.42       $ 17.79      $ 13.30      $ 15.31
---------------------------------------------------------------------------------------------------------------------------
   Net investment income                                   0.03             0.03          0.09(i)      0.11(i)      0.17
   Net realized and unrealized gain
     (loss) on investments                                 3.30             2.94          1.87         4.54        (1.47)
---------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                    3.33             2.97          1.96         4.65        (1.30)
---------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                   (0.04)           (0.04)        (0.33)       (0.16)       (0.15)
   Distributions from net realized gains                  (1.16)           (0.36)       (11.00)          --        (0.56)
---------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                (1.20)           (0.40)       (11.33)       (0.16)       (0.71)
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                         $ 13.12          $ 10.99        $ 8.42      $ 17.79      $ 13.30
===========================================================================================================================
   Total Return                                           32.39%           36.29%        19.68%       35.13%       (8.28%)
===========================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)            $77,926          $47,399       $20,910      $ 8,639      $29,135
===========================================================================================================================
     Ratio of expenses to average net assets               0.70%            0.74%         0.81%        0.75%        0.75%
===========================================================================================================================
     Ratio of net investment income to average
       net assets                                          0.31%            0.56%         0.94%        0.61%        1.22%
===========================================================================================================================
     Portfolio Turnover Rate                             131.67%          150.09%       121.60%      164.05%      177.97%
===========================================================================================================================
 (i) Amount was computed based on average shares outstanding during the year.

                                             See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998

================================================================================

SHARES         COMMON STOCKS--58.0%                     VALUE
------                                                  -----

               AIRLINES--.2%
    1,000      US Airways Group Inc.* .............     $ 52,000
                                                     -----------

               BIO-TECHNOLOGY--.4%
    1,200      Biogen Inc.* .......................       99,600
                                                     -----------

               BROADCASTING--.8%
    4,100      Comcast Corp. Cl. A. Special .......      240,621
                                                     -----------

               BUSINESS SERVICES--.8%
    3,000      IMS Health Inc. ....................      226,314
                                                     -----------

               COMMUNICATIONS--4.0%
    3,200      America Online Inc. ................      512,000
    1,400      COX Communications Inc. Cl. A.* ....       96,775
    7,200      MCI Worldcom Inc.* .................      516,600
                                                     -----------
                                                       1,125,375
                                                     -----------

               COMMUNICATION EQUIPMENT--3.2%
    4,400      Ascend Communications, Inc.* .......      289,300
    2,800      Cisco Systems, Inc.* ...............      259,876
    2,200      Corning Inc. .......................       99,000
    9,500      Ericsson(LM)Telephone Co. ADR B. ...      227,411
                                                     -----------
                                                         875,587
                                                     -----------

               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--5.2%
    4,400      Compaq Computer Corp. ..............      184,527
    5,300      Dell Computer Corp.* ...............      387,896
    4,500      EMC Corp.* .........................      382,500
    2,900      International Business
                  Machines Corp. ...................     535,775
                                                     -----------
                                                       1,490,698
                                                     -----------

               COMPUTER SOFTWARE--2.5%
    2,400      Compuware Corp.* ....................     187,500
    3,800      Microsoft Corporation* ..............     527,014
                                                     -----------
                                                         714,514
                                                     -----------

               CONGLOMERATE--2.1%
    7,950      Tyco International Ltd. .............     599,732
                                                     -----------

               DRUG DISTRIBUTION--1.7%
    3,900      Cardinal Health, Inc. ...............     295,913
    2,400      McKesson Corp. ......................     189,751
                                                     -----------
                                                         485,664
                                                     -----------

               FINANCIAL SERVICES--9.6%
    4,900      BankAmerica Corp. ...................     294,613
    2,300      Bank of New York Inc. ...............      92,575
    9,300      Citigroup Inc. ......................     460,350
    5,300      Federal Home Loan Mortgage
                  Corporation .....................      341,521
    3,000      First Union Corp. ..................      182,439
    9,400      Household International Inc. .......      372,475

               FINANCIAL SERVICES (CONT'D)
    6,000      Kansas City Southern
                  Industries Inc. .................  $   295,128
    5,300      Morgan Stanley Dean Witter & Co. ...      376,300
    3,300      Paine Webber Group Inc. ............      127,463
    1,200      State Street Corp. .................       83,476
    1,100      SunAmerica Inc. ....................        89,238
                                                     -----------
                                                       2,715,578
                                                     -----------

               FOOD CHAINS--3.3%
    1,500      Fred Meyer, Inc.* ..................       90,375
    7,700      Kroger Co.* ........................      465,850
    6,200      Safeway Inc.* ......................      377,816
                                                     -----------
                                                         934,041
                                                     -----------

               INSURANCE--1.0%
    2,850      American International Group, Inc. .      275,381
                                                     -----------

               LEISURE & ENTERTAINMENT--.8%
    4,500      Carnival Corp. .....................      216,000
                                                     -----------

               MEDICAL DEVICES--1.3%
    4,800      Medtronic, Inc. ....................      356,400
                                                     -----------

               PHARMACEUTICALS--9.5%
    1,300      Bristol Myers Squibb Co. ...........      173,957
    1,000      Elan Corp PLC-ADR* .................       69,563
    1,600      Forest Laboratories, Inc.* .........       85,101
    3,500      Eli Lilly & Company ................      311,063
    2,900      Merck & Co., Inc. ..................      428,295
    4,100      Pfizer Inc. ........................      514,296
    4,400      Schering-Plough Corporation ........      243,100
    5,000      SmithKline Beecham PLC-ADS .........      347,500
    6,600      Warner-Lambert Co. .................      496,241
                                                     -----------
                                                       2,669,116
                                                     -----------

               POLLUTION CONTROL--2.0%
   12,400      Waste Management, Inc. .............      578,150
                                                     -----------

               RETAILING--7.1%
    4,700      CVS Corp. ..........................      258,500
    2,700      Costco Companies Inc.* .............      194,908
   10,800      Home Depot, Inc. ...................      660,830
    2,500      Office Depot Inc.* .................       92,345
    6,700      Staples Inc.* ......................      292,710
    6,300      Wal-Mart Stores Inc. ...............      513,059
                                                     -----------
                                                       2,012,352
                                                     -----------

               SEMICONDUCTORS--2.5%
    4,400      Intel Corp. ........................      521,677
    2,000      Texas Instruments, Incorporated ....      171,126
                                                     -----------
                                                         692,803
                                                     -----------
               TOTAL COMMON STOCKS
                 (COST $11,287,179) ...............   16,359,926
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998 (CONT'D)

================================================================================

PRINCIPAL
 AMOUNT        CORPORATE BONDS--12.1%                   VALUE
---------                                               -----
               AUTOMOTIVE--1.7%
 $200,000      Ford Capital B.V.,
                 9.50%, 6/1/10 ....................  $   260,982
  200,000      General Motors Acceptance Corp.,
                 7.125%, 6/1/99 ...................      201,706
                                                     -----------
                                                         462,688
                                                     -----------

               BANKS--.7%
  200,000      NationsBank Corp. MTN,
                 7.23%, 5/2/99 ....................      201,124
                                                     -----------

               ELECTRIC & GAS COMPANIES--1.8%
  100,000      Cincinnati Gas & Electric Co. A.,
                 7.20%, 10/1/23 ...................      108,890
  400,000      Potomac Electric Power Co.,
                 7.00%, 1/15/24 ...................      406,000
                                                     -----------
                                                         514,890
                                                     -----------

               FINANCIAL SERVICES--6.1%
               BankAmerica Corp.,
  200,000        6.625%, 10/15/07 .................      210,606
  100,000        7.125%, 5/12/05+ .................      106,932
  400,000      Bankers Trust Corp.,
                 7.00%, 3/13/18 ...................      404,000
  260,000      Chase Manhattan Bank,
                 8.50%, 2/15/02 ...................      281,970
  200,000      Citicorp,
                 7.125%, 6/1/03 ...................      211,328
  100,000      Citigroup Inc.,
                 7.75%, 6/15/99 ...................      101,097
  200,000      Merrill Lynch & Co.,
                 6.75%, 4/30/01 ...................      204,778
  200,000      Transamerica Finance Corp.,
                 7.85%, 10/21/99 ..................      202,982
                                                     -----------
                                                       1,723,693
                                                     -----------


               LEISURE & ENTERTAINMENT--1.1%
  300,000      Walt Disney Corp.,
                 6.375%, 3/30/01 ..................      306,519
                                                     -----------

               POLLUTION CONTROL--.7%
  200,000      Waste Management Inc.,
                 8.25%, 11/15/99 ..................      204,302
                                                     -----------
               TOTAL CORPORATE BONDS
                 (COST $3,419,380) ................  $ 3,413,216
                                                     -----------
  200,000      U.S. Treasury Notes,
                 7.50%, 10/31/99 ..................  $   204,438
               Federal Home Loan Bank,
  250,000        6.00%, 1/27/03 ...................      250,050
  255,000        6.55%, 9/9/13 ....................      253,286
               Federal National Mortgage Association,
  200,000        8.50%, 2/1/05 ....................      207,250
  400,000        6.75%, 2/4/28 ....................      400,876
  633,000        7.00%, 3/4/13 ....................      632,899
  300,000        6.42%, 7/14/08 ...................      300,375
                                                     -----------


               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                 (COST $2,253,705) ................    2,249,174
                                                     -----------

               SHORT-TERM INVESTMENTS--20.6%
               SHORT-TERM CORPORATE NOTES--17.7%
$1,000,000     Bayerische Vereinsbank A.G.,
                 5.80%, 1/5/99 ....................      999,354
1,000,000      Ford Motor Credit Company,
                 5.77%, 1/6/99 ....................      999,199
1,000,000      Duke Energy Corporation,
                  5.35%, 1/7/99 ...................      999,108
1,000,000      EagleFunding Capital Corp.,
                 5.70%, 1/19/99 ...................      997,150
1,000,000      Hertz Corporation,
                 5.70%, 1/7/99 ....................      999,050
                                                     -----------
               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $4,993,861) ................    4,993,861
                                                     -----------
               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--2.9%
               Securities Held Under Repurchase Agreements,  4.70%, 1/4/99, with
                 Bear, Stearns & Co. Inc., dtd 12/31/98, repurchase price $823,899; collateralized by U.S. Treasury Strips (par value $3,240,000
                 due 8/15/23) .....................      823,469
                                                     -----------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST  $5,817,330) ...............    5,817,330
                                                     -----------
TOTAL INVESTMENTS
  (COST $22,777,594)(A) ................  98.7%       27,839,646
Other Assets in Excess of Liabilities ..   1.3           368,674
                                         -----        ----------
NET ASSETS ............................. 100.0%      $28,208,320
                                         =====        ==========

--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $22,777,594, amounted to $5,062,052 which consisted of aggregate gross unrealized appreciation of $5,163,753 and gross unrealized depreciation of $101,701.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                               1998        1997       1996        1995            1994
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                         $ 10.76     $ 9.24      $ 13.64    $  10.80      $   11.58
---------------------------------------------------------------------------------------------------------------------------
   Net investment income                                         0.19       0.17         0.21(i)     0.33(i)        0.20
   Net realized and unrealized gain
     (loss) on investments                                       3.02       1.63         1.01        2.73          (0.70)
---------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                          3.21       1.80         1.22        3.06          (0.50)
---------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                         (0.18)     (0.12)       (0.73)      (0.22)         (0.13)
   Distributions from net realized gains                        (0.81)     (0.16)       (4.89)         --          (0.15)
---------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                      (0.99)     (0.28)       (5.62)      (0.22)         (0.28)
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                               $ 12.98    $ 10.76    $    9.24    $  13.64      $   10.80
===========================================================================================================================
   Total Return                                                 31.51%     19.82%       10.17%      28.62%         (4.27%)
===========================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)                  $28,208    $16,614      $10,486    $  3,671       $ 10,394
===========================================================================================================================
     Ratio of expenses to average net assets                     0.92%      1.01%        1.14%       1.00%          1.08%
===========================================================================================================================
     Ratio of net investment income to
       average net assets                                        2.09%      2.14%        2.06%       2.49%          2.30%
===========================================================================================================================
     Portfolio Turnover Rate                                    94.64%    105.01%       68.66%     113.02%         78.80%
===========================================================================================================================
     (i) Amount was computed based on average shares outstanding during the year.

                                             See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998

================================================================================

SHARES         COMMON STOCKS--84.8%                     VALUE
------                                                  -----

               ADVERTISING--.5%
 102,000       Young & Rubicam Inc.* ..............  $ 3,302,250
                                                     -----------

               AIRLINES--2.1%
 165,300       Continental Airlines Inc. Cl. B.* ..    5,537,550
 168,000       US Airways Group Inc.* .............    8,736,000
                                                     -----------
                                                      14,273,550
                                                     -----------

               APPLIANCES  &  TOOLS--.5%
  65,300       Black & Decker Corp. ...............    3,660,914
                                                     -----------

               BIO-TECHNOLOGY--4.1%
 127,600       Biogen Inc.* .......................   10,590,800
 397,600       Centocor, Inc.*+ ...................   17,941,700
                                                     -----------
                                                      28,532,500
                                                     -----------

               BROADCASTING--2.6%
 187,900       Comcast Corp. Cl. A. Special .......   11,027,475
 109,400       Jacor Communications Inc.* .........    7,042,625
                                                     -----------
                                                      18,070,100
                                                     -----------

               BUILDING & CONSTRUCTION--1.4%
 347,700       Champion Enterprises Inc.* .........    9,518,288
                                                     -----------

               BUSINESS SERVICES--2.4%
 147,400       IMS Health Inc. ....................   11,119,561
 166,600       Siebel Systems Inc.* ...............    5,654,071
                                                     -----------
                                                      16,773,632
                                                     -----------

               COMMUNICATIONS--5.1%
 133,400       America Online Inc. ................   21,344,000
  94,700       At Home Corp. Series A.* ...........    7,031,475
  93,000       COX Communications Inc. Cl. A.* ....    6,428,625
                                                     -----------
                                                      34,804,100
                                                     -----------

               COMMUNICATION EQUIPMENT--2.8%
  95,900       Ascend Communications, Inc.* .......    6,305,425
 151,800       Corning Inc. .......................    6,831,000
 205,400       Newbridge Networks Corp.* ..........    6,239,025
                                                     -----------
                                                      19,375,450
                                                     -----------

               COMPUTER RELATED
                 & BUSINESS EQUIPMENT--4.1%
 523,000       Quantum Corp.* .....................   11,113,750
 277,600       Sanmina Corporation* ...............   17,350,000
                                                     -----------
                                                      28,463,750
                                                     -----------

               COMPUTER SERVICES--2.9%
 282,500       Ceridian Corp.* ....................   19,722,173
                                                     -----------

               COMPUTER SOFTWARE--4.8%
  97,000       Citrix Systems, Inc.* ..............    9,415,110
  86,700       Compuware Corp.* ...................    6,773,438
 233,900       Intuit Inc.* .......................   16,957,750
                                                     -----------
                                                      33,146,298
                                                     -----------

               CONSUMER PRODUCTS--1.5%
 113,500       Dial Corp. .........................    3,277,312
 250,000       Furniture Brands
                  International Inc.* .............    6,812,500
                                                     -----------
                                                      10,089,812
                                                     -----------

               DRUG DISTRIBUTION--5.9%
  75,900       Cardinal Health, Inc. ..............  $ 5,758,913
 274,500       McKesson Corp. .....................   21,702,794
 384,200       Omnicare, Inc. .....................   13,350,950
                                                     -----------
                                                      40,812,657
                                                     -----------

               FINANCIAL SERVICES--10.0%
 401,100       Dime Bancorp Inc. ..................   10,604,282
  95,200       Finova Group Inc. ..................    5,134,898
  91,076       Firstar Corp. ......................    8,492,837
 444,200       Kansas City Southern
                  Industries Inc. .................   21,849,310
 154,850       Paine Webber Group Inc. ............    5,981,081
 423,000       Sovereign Bancorp Inc. .............    6,027,750
 159,800       State Street Corp. .................   11,116,167
                                                     -----------
                                                      69,206,325
                                                     -----------

               FOOD CHAINS--1.3%
 151,800       Fred Meyer, Inc.* ..................    9,145,950
                                                     -----------

               FOODS & BEVERAGES--4.1%
 223,300       Aurora Foods Inc.*+ ................    4,424,243
 188,200       Starbucks Corp.* ...................   10,562,725
 201,000       Suiza Foods Corp.*+ ................   10,238,538
  62,000       U.S. Foodservice* ..................    3,038,000
                                                     -----------
                                                      28,263,506
                                                     -----------

               INSURANCE--.4%
 118,000       Fremont General Corp. ..............    2,920,500
                                                     -----------

               LEISURE &  ENTERTAINMENT--2.0%
 555,900       International Game Technology ......   13,515,597
                                                     -----------

               MANUFACTURING--2.0%
 526,600       Leggett & Platt Inc. ...............   11,585,200
 123,000       Wabash National Corp. ..............    2,498,498
                                                     -----------
                                                      14,083,698
                                                     -----------

               MEDICAL  DEVICES--1.9%
 285,000       Allegiance Corp. ...................   13,288,125
                                                     -----------

               MEDICAL  SERVICES--1.4%
 458,700       Health Management Associates
                  Inc. Cl. A.* ....................    9,919,388
                                                     -----------

               PAPER  PACKAGING & FOREST PRODUCTS--.5%
  69,600       Sealed Air Corp.* ..................    3,553,985
                                                     -----------

               PHARMACEUTICALS--4.4%
 238,600       Alza Corp.* ........................   12,466,850
 112,600       Elan Corp PLC-ADR*+ ................    7,832,793
 189,200       Forest Laboratories, Inc.* .........   10,063,170
                                                     -----------
                                                      30,362,813
                                                     -----------

               POLLUTION  CONTROL--1.7%
 231,500       Waste Management, Inc. .............   10,793,688
                                                     -----------

               RESTAURANTS & LODGING--2.6%
 369,700       Outback Steakhouse, Inc.* ..........   14,741,788
  75,000       Papa John's International Inc.* ....    3,309,375
                                                     -----------
                                                      18,051,163
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998  (CONT'D)

================================================================================

 SHARES        COMMON STOCKS (CONT'D)                   VALUE
 ------                                                 -----


               RETAILING--7.8%
 403,800       Bed Bath & Beyond Inc.* ............  $13,779,675
  57,200       Best Buy Company Inc.* .............    3,510,650
 169,000       CVS Corp. ..........................    9,295,000
 469,400       Office Depot Inc.* .................   17,338,697
 240,700       Williams Sonoma Inc.* ..............    9,703,338
                                                     -----------
                                                      53,627,360
                                                     -----------

               SEMICONDUCTORS--3.1%
  61,000       Linear Technology Corporation ......    5,463,343
 438,300       Microchip Technology
                  Incorporated*+ ..................   16,217,100
                                                     -----------
                                                      21,680,443
                                                     -----------

               TRANSPORTATION--.9%
 170,300       Coach USA Inc* .....................    5,907,366
                                                     -----------
               TOTAL COMMON STOCKS
                 (COST $479,473,074) ..............  584,865,381
                                                     -----------

PRINCIPAL
 AMOUNT        SHORT-TERM INVESTMENTS--8.7%             VALUE
 -------                                                -----

               SHORT-TERM CORPORATE NOTES--7.0%
$18,000,000    Bayerische Vereinsbank A.G.,
                 5.80%, 1/5/99 ....................  $17,988,400
 15,000,000    CSC Enterprises,
                 5.65%, 1/14/99 ...................   14,969,396
 15,000,000    Ford Motor Credit Company,
                 5.69%, 1/8/99 ....................   14,983,404
                                                     -----------

               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $47,941,200) ...............   47,941,200
                                                     -----------

               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--1.7%
               Securities Held Under Repurchase Agreements,  4.70%, 1/4/99, with
                 Bear, Stearns & Co. Inc., dtd 12/31/98, repurchase price $11,608,043; collateralized by U.S. Treasury Strips (total par value
                 $41,712,000 due 8/15/21-8/15/23) .   11,601,984
                                                     -----------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $59,543,184) ...............   59,543,184
                                                     -----------

TOTAL INVESTMENTS
  (COST $539,016,258)(aA) .................  93.5%   644,408,565
Other Assets in Excess of Other Liabilities   6.5     45,162,892
                                            -----    -----------
NET ASSETS ................................ 100.0%   689,571,457
                                            =====    ===========

--------------------------------------------------------------------------------
  *  Non-income producing security.
  +  Securities partially or fully on loan.
(a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $539,016,258, amounted to $105,392,307 which consisted of aggregate gross unrealized appreciation of $111,771,452 and aggregate gross unrealized depreciation of $6,379,145.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                               YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------------
                                                          1998           1997           1996          1995              1994
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                   $ 24.18          $ 21.35      $    19.44       $ 13.46        $ 13.72
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                            0.00(i)         (0.04)           0.03         (0.03)          0.00(i)
   Net realized and unrealized gain
      (loss) on investments                                6.95             3.20            2.29          6.01          (0.21)
-----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                    6.95             3.16            2.32          5.98          (0.21)
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                      --            (0.01)             --            --             --
   Distributions from net realized gains                  (2.26)           (0.32)          (0.41)           --          (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                (2.26)           (0.33)          (0.41)           --          (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                         $ 28.87          $ 24.18         $ 21.35     $   19.44        $ 13.46
===================================================================================================================================
   Total Return                                           30.30%           15.01%          11.90%        44.45%         (1.54%)
===================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)           $689,571         $444,967        $394,847      $185,349        $62,178
===================================================================================================================================
     Ratio of expenses to average net assets               0.84%            0.84%           0.84%         0.90%          0.97%
===================================================================================================================================
     Ratio of net investment income (loss) to
       average net assets                                  0.00%           (0.15%)          0.08%        (0.25%)         0.03%
===================================================================================================================================
     Portfolio Turnover Rate                             152.21%          151.98%          90.97%       104.74%         83.96%
===================================================================================================================================
(i) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998

================================================================================

SHARES         COMMON STOCKS--96.5%                     VALUE
------                                                  -----
               BROADCASTING--4.1%
  32,000       Cablevision Systems Corp. Cl. A*. ..  $ 1,606,016
  30,000       Comcast Corp. Cl. A. Special .......    1,760,640
  28,000       Infinity Broadcasting Corp. Cl. A.*       766,500
                                                     -----------
                                                       4,133,156
                                                     -----------

               BUSINESS SERVICES--2.5%
  33,700       IMS Health Inc. ....................    2,542,261
                                                     -----------

               COMMUNICATION EQUIPMENT--6.9%
  29,200       Ascend Communications, Inc.* .......    1,919,900
  49,000       Cisco Systems, Inc.* ...............    4,547,837
  23,000       Ericsson(LM)Telephone Co. ADR B. ...      550,574
                                                     -----------
                                                       7,018,311
                                                     -----------

               COMMUNICATIONS--9.7%
  29,500       America Online Inc. ................    4,720,000
  14,000       COX Communications Inc. Cl. A.* ....      967,750
  58,700       MCI Worldcom Inc.* .................    4,211,725
                                                     -----------
                                                       9,899,475
                                                     -----------

               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--4.4%
  36,500       Dell Computer Corp.* ...............    2,671,361
  21,400       EMC Corp.* .........................    1,819,000
                                                     -----------
                                                       4,490,361
                                                     -----------

               COMPUTER SERVICES--4.0%
   2,500       eBay Inc.* .........................      603,125
   4,000       Inktomi Corp.* .....................      517,500
  10,000       Ticketmaster Online CitySearch
                  Inc. Cl. B.* ....................      560,000
  10,000       Yahoo Inc.* ........................    2,369,375
                                                     -----------
                                                       4,050,000
                                                     -----------

               COMPUTER SOFTWARE--7.4%
  10,000       Citrix Systems, Inc.* ..............      970,630
  20,900       Compuware Corp.* ...................    1,632,813
  35,600       Microsoft Corporation* .............    4,937,293
                                                     -----------
                                                       7,540,736
                                                     -----------

               CONGLOMERATE--2.8%
  37,730       Tyco International Ltd. ............    2,846,276
                                                     -----------

               DRUG DISTRIBUTION--2.8%
  37,500       Cardinal Health, Inc. ..............    2,845,313
                                                     -----------

               FINANCIAL SERVICES--10.9%
  23,100       Bank of New York Inc. ..............      929,775
  52,000       Citigroup Inc. .....................    2,574,000

               FINANCIAL SERVICES (CONT'D)
  24,100       Federal Home Loan Mortgage
                  Corporation .....................  $ 1,552,956
  25,000       First Union Corp. ...................   1,520,325
  40,000       Kansas City Southern
                  Industries Inc. .................    1,967,520
  25,000       Morgan Stanley Dean Witter & Co. ...    1,775,000
  20,000       U.S. Bancorp Inc. ..................      710,000
                                                     -----------
                                                      11,029,576
                                                     -----------

               FOOD CHAINS--2.4%
  39,900       Kroger Co.* ........................    2,413,950
                                                     -----------

               INSURANCE--2.3%
  24,350       American International Group, Inc. .    2,352,819
                                                     -----------

               MEDICAL DEVICES--2.0%
  20,000       Allegiance Corp. ...................      932,500
  15,000       Medtronic, Inc. ....................    1,113,750
                                                     -----------
                                                       2,046,250
                                                     -----------

               PHARMACEUTICALS--10.0%
  25,000       Alza Corp.* ........................    1,306,250
  20,100       Elan Corp PLC-ADR* .................    1,398,216
  24,300       Pfizer Inc. ........................    3,048,143
  32,400       Schering-Plough Corporation ........    1,790,100
  35,100       Warner-Lambert Co. .................    2,639,099
                                                     -----------
                                                      10,181,808
                                                     -----------

               POLLUTION  CONTROL--2.2%
  48,240       Waste Management, Inc. .............    2,249,190
                                                     -----------

               RETAILING--18.1%
  15,500       Amazon.com Inc.* ...................    4,979,375
  50,000       Bed Bath & Beyond Inc.* ............    1,706,250
  10,000       Costco Companies Inc.* .............      721,880
  18,000       CVS Corp. ..........................      990,000
  50,000       Ethan Allen Interiors Inc. .........    2,050,000
  56,400       Home Depot, Inc. ...................    3,451,003
  10,000       Linens'n Things Inc.* ..............      396,250
  27,000       Rite Aid Corp. .....................    1,338,200
  34,200       Wal-Mart Stores Inc. ...............    2,785,180
                                                     -----------
                                                      18,418,138
                                                     -----------

               SEMICONDUCTORS--4.0%
  20,000       Intel Corp. ........................    2,371,260
  20,000       Texas Instruments, Incorporated ....    1,711,260
                                                     -----------
                                                       4,082,520
                                                     -----------
               TOTAL COMMON STOCKS
                 (COST $68,173,626) ...............   98,140,140
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998  (CONT'D)

================================================================================

PRINCIPAL
 AMOUNT        SHORT-TERM CORPORATE NOTES--1.9%         VALUE
---------                                               -----
$2,000,000     Bayerische Vereinsbank A.G.,
                 5.80%, 1/5/99 (COST $1,998,711) ..  $ 1,998,711
                                                     -----------

               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--.8%
               Securities Held Under Repurchase Agreements,  4.70%, 1/4/99, with
                 Bear, Stearns & Co. Inc., dtd 12/31/98, repurchase price $793,707; collateralized by U.S. Treasury Strips (par value $875,000
                 due 8/15/00) .....................      793,293
                                                     -----------
               TOTAL SHORT-TERM INVESTMENTS
                 (COST $2,792,004) ................    2,792,004
                                                     -----------
TOTAL INVESTMENTS
  (COST $70,965,630)(A) ................  99.2%      100,932,144
Other Assets in Excess of Liabilities ..    .8           777,381
                                         -----       -----------
NET ASSETS ............................. 100.0%     $101,709,525
                                         =====       ===========

--------------------------------------------------------------------------------
  *  Non-income producing security.
(a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $70,965,630, amounted to $29,966,514 which consisted of aggregate gross unrealized appreciation of $30,277,996 and aggregate gross unrealized depreciation of $311,482.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                                                                               FROM JANUARY 25, 1995
                                                                             YEAR ENDED DECEMBER 31,             (COMMENCEMENT OF
                                                              ------------------------------------------------      OPERATIONS)
                                                                     1998             1997             1996  TO DECEMBER 31, 1995(I)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                            $ 23.17          $ 19.36           $ 17.43         $  10.00
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.05)           (0.03)            (0.03)(ii)       (0.03)
   Net realized and unrealized gain on investments                   12.99             3.84              2.14             7.46
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                              12.94             3.81              2.11             7.43
   Distribution from net realized gains                              (1.21)              --             (0.18)              --
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                                  $ 34.90          $ 23.17           $ 19.36         $  17.43
====================================================================================================================================
   Total Return                                                      57.83%           19.68%            12.04%           74.30%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)                   $ 101,710         $ 53,488          $ 34,925          $ 5,497
====================================================================================================================================
     Ratio of expenses excluding interest to average net assets       0.93%            0.96%             1.06%            1.50%
====================================================================================================================================
     Ratio of expenses including interest to average net assets       0.96%            1.00%             1.09%            1.56%
====================================================================================================================================
     Decrease reflected in above expense ratios
       due to expense reimbursements                                    --               --                --             2.36%
====================================================================================================================================
     Ratio of net investment loss to average net assets              (0.27%)          (0.17%)           (0.15%)          (0.71%)
====================================================================================================================================
     Portfolio Turnover Rate                                        143.59%          164.27%           102.10%          178.23%
====================================================================================================================================
   Amount of debt outstanding at end of period                          --               --                --               --
====================================================================================================================================
   Average amount of debt outstanding during the period          $ 246,101        $ 201,644          $ 76,079          $ 8,122
====================================================================================================================================
   Average daily number of shares outstanding during the period  2,480,478        2,135,458         1,107,187           75,460
====================================================================================================================================
   Average amount of debt per share during the period               $ 0.10           $ 0.09            $ 0.07          $  0.11
====================================================================================================================================
   (i)Ratios have been annualized; total return has not been annualized.
  (ii)Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1998
================================================================================

                                                              AMERICAN        AMERICAN
                                                               SMALL          INCOME                        AMERICAN       AMERICAN
                                             AMERICAN       CAPITALIZA-         AND           AMERICAN       MIDCAP        LEVERAGED
                                              GROWTH           TION           GROWTH          BALANCED       GROWTH         ALLCAP
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investments in securities, at value
       (identified cost*)--see accompany-
       ing schedules of investments       $1,880,999,442   $1,221,201,995    $77,967,702    $27,839,646   $644,408,565  $100,932,144
     Receivable for investment securities
       sold                                   67,223,370        7,281,631             --        585,165     52,345,195       919,769
     Receivable for shares of beneficial
       interest sold                           2,140,294        4,607,505         62,245         52,575      4,853,289       168,553
     Interest and dividends receivable           545,459          355,394         29,533        122,171        268,911        13,148
     Other assets                                 36,231           40,075          1,444            445         13,915         1,584
------------------------------------------------------------------------------------------------------------------------------------
         Total Assets                      1,950,944,796    1,233,486,600     78,060,924     28,600,002    701,889,875   102,035,198
------------------------------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payable for investment securities
       purchased                              29,424,198               --             --        363,447     11,593,130            --
     Payable for shares of beneficial
       interest redeemed                      14,531,520       16,035,380         79,100            478        262,138       239,244
     Accrued investment management fees        1,135,764          798,623         38,673         16,845        420,617        65,807
     Accrued expenses                            134,361           68,857         17,530         10,912         42,533        20,622
------------------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                    45,225,843       16,902,860        135,303        391,682     12,318,418       325,673
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                             $1,905,718,953   $1,216,583,740    $77,925,621    $28,208,320   $689,571,457  $101,709,525
====================================================================================================================================
   NET ASSETS CONSIST OF:
     Paid-in capital                      $1,161,760,391    $ 828,708,591    $53,542,097    $20,583,206  $475,420,338  $ 61,621,845
     Undistributed net investment
       income (accumulated loss)               3,387,974       (9,405,907)       192,762        422,191      (971,480)    (298,637)
     Undistributed net realized gain         223,786,903      122,429,949      5,428,667      2,140,871   109,730,292    10,419,803
     Net unrealized appreciation             516,783,685      274,851,107     18,762,095      5,062,052   105,392,307    29,966,514
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                             $1,905,718,953   $1,216,583,740    $77,925,621    $28,208,320  $689,571,457  $101,709,525
====================================================================================================================================

   Shares of beneficial interest
     outstanding--Note 6                      35,808,945       27,669,504      5,937,397      2,173,431    23,881,618     2,914,691
====================================================================================================================================

   NET ASSET VALUE PER SHARE              $        53.22   $        43.97    $     13.12    $     12.98  $      28.87  $      34.90
====================================================================================================================================
   *Identified cost                       $1,364,215,757    $ 946,350,888    $59,205,607    $22,777,594  $539,016,258   $70,965,630
====================================================================================================================================

                                              See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                               AMERICAN        AMERICAN
                                                                 SMALL          INCOME                         AMERICAN    AMERICAN
                                                AMERICAN      CAPITALIZA-         AND          AMERICAN         MIDCAP     LEVERAGED
                                                 GROWTH          TION           GROWTH         BALANCED         GROWTH      ALLCAP
                                                PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Investment income
     Income:
       Interest                              $  6,378,360    $  3,990,237    $   216,449     $  543,563   $  2,334,780  $   154,673
       Dividends                                7,822,844       3,040,556        377,898         76,299      2,014,176      304,913

------------------------------------------------------------------------------------------------------------------------------------
         Total Income                          14,201,204       7,030,793        594,347        619,862      4,348,956      459,586
------------------------------------------------------------------------------------------------------------------------------------
     Expenses:
       Management fees-- Note 3(a)             10,304,264       8,665,222        365,820        154,672      4,156,932      567,333
       Interest on line of credit utilized             --              --             --             --             --       21,006
       Custodian fees                             301,295         244,875         24,056         18,875        130,055       26,946
       Transfer agent fees                          2,500           2,500          2,500          2,500          2,500        2,500
       Professional fees                           55,065          37,650          5,351          3,923         20,937        5,555
       Trustees' fees                               3,750           3,750          3,750          3,750          3,750        3,750
       Miscellaneous                              162,118         101,950         10,883          5,935         39,194       11,455
------------------------------------------------------------------------------------------------------------------------------------
         Total Expenses                        10,828,992       9,055,947        412,360        189,655      4,353,368      638,545
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                 3,372,212      (2,025,154)       181,987        430,207         (4,412)    (178,959)
------------------------------------------------------------------------------------------------------------------------------------
   Realized and Unrealized
     Gain on Investments
       Net realized gain on investments       223,813,556     122,430,214      5,444,249      2,135,374    112,933,261   10,343,897
       Net change in unrealized appreciation
         on investments                       338,483,830      51,310,113     11,504,771      3,469,514     35,788,129   23,275,972
------------------------------------------------------------------------------------------------------------------------------------
         Net realized and unrealized gain
           on investments                     562,297,386     173,740,327     16,949,020      5,604,888    148,721,390   33,619,869
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net
     assets resulting from
     operations                              $565,669,598    $171,715,173    $17,131,007     $6,035,095   $148,716,978  $33,440,910
====================================================================================================================================

                                             See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
   Interest received                                            $     154,017
   Dividends received                                                 321,648
   Interest paid                                                      (21,044)
   Operating expenses paid                                           (591,266)
   Purchase of short-term securities, net                            (372,727)
   Purchase of portfolio securities                              (106,914,674)
   Proceeds from disposition of portfolio securities               92,576,905
   Other                                                                  514
--------------------------------------------------------------------------------

      Net cash used in operating activities                       (14,846,627)
--------------------------------------------------------------------------------

Cash flows from financing activities:
   Dividends paid                                                  (2,761,338)
   Proceeds from shares sold and dividends reinvested              40,194,208
   Payments on shares redeemed                                    (22,586,243)
--------------------------------------------------------------------------------
      Net cash provided by financing activities                    14,846,627
--------------------------------------------------------------------------------
Net increase in cash                                                       --
Cash--beginning of year                                                    --
--------------------------------------------------------------------------------
Cash--end of year                                               $          --
================================================================================
RECONCILIATION  OF NET  INCREASE IN NET ASSETS TO NET CASH
 PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net increase in net assets resulting from operations            $  33,440,910
Increase in investments                                           (13,790,727)
Increase in receivable for investments sold                          (919,769)
Decrease in interest and dividends receivable                          16,079
Net realized gain                                                 (10,343,897)
Net increase in unrealized appreciation                           (23,275,972)
Increase in accrued expenses                                           26,235
Net decrease in other assets                                              514
--------------------------------------------------------------------------------
Net cash used in operating activities                           $ (14,846,627)
================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                                AMERICAN
                                                                AMERICAN         INCOME                     AMERICAN       AMERICAN
                                             AMERICAN             SMALL            AND        AMERICAN       MIDCAP        LEVERAGED
                                              GROWTH         CAPITALIZATION      GROWTH       BALANCED       GROWTH         ALLCAP
                                             PORTFOLIO          PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)             $  3,372,212   $   (2,025,154)   $   181,987    $   430,207  $     (4,412) $   (178,959)
   Net realized gain on investments          223,813,556      122,430,214      5,444,249      2,135,374   112,933,261    10,343,897
   Net change in unrealized appreciation
     on investments                          338,483,830       51,310,113     11,504,771      3,469,514    35,788,129    23,275,972
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                         565,669,598      171,715,173     17,131,007      6,035,095   148,716,978    33,440,910
   Dividends to shareholders:
     Net investment income                    (3,246,329)              --       (194,463)      (295,352)           --            --
     Net realized gains                     (198,381,152)    (131,575,498)    (5,380,156)    (1,311,952)  (41,830,668)   (2,761,338)
   Net increase from
     shares of beneficial
     interest transactions-- Note 6          469,147,944      178,858,157     18,970,341      7,166,779   137,718,447    17,541,955
------------------------------------------------------------------------------------------------------------------------------------
       Total increase                        833,190,061      218,997,832     30,526,729     11,594,570   244,604,757    48,221,527
   Net Assets
     Beginning of year                     1,072,528,892      997,585,908     47,398,892     16,613,750   444,966,700    53,487,998
------------------------------------------------------------------------------------------------------------------------------------
     End of year                          $1,905,718,953   $1,216,583,740   $ 77,925,621    $28,208,320  $689,571,457 $ 101,709,525
====================================================================================================================================
     Undistributed net investment income
       (accumulated loss)                 $    3,387,974   $   (9,405,907)  $    192,762    $   422,191  $   (971,480)     (298,637)
====================================================================================================================================


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1997

====================================================================================================================================
                                                                                AMERICAN
                                                                AMERICAN         INCOME                     AMERICAN       AMERICAN
                                             AMERICAN             SMALL            AND        AMERICAN       MIDCAP        LEVERAGED
                                              GROWTH         CAPITALIZATION      GROWTH       BALANCED       GROWTH         ALLCAP
                                             PORTFOLIO          PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)           $    3,277,196   $   (1,820,125)  $    195,876    $   294,655  $   (653,590) $    (79,311)
   Net realized gain on investments          199,900,299      139,147,522      5,378,374      1,319,306    38,971,626     3,587,761
   Net change in unrealized appreciation
     on investments                           49,343,495       22,504,405      4,254,496        756,566    20,863,695     4,257,904
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                         252,520,990      159,831,802      9,828,746      2,370,527    59,181,731     7,766,354
   Dividends to shareholders:
     Net investment income                    (3,760,721)              --       (141,500)      (155,278)     (250,596)           --
     Net realized gains                       (6,810,754)     (54,749,439)    (1,170,590)      (210,546)   (6,110,692)           --
   Net increase (decrease) from
     shares of beneficial interest
     transactions-- Note 6                  (160,448,991)    (577,014,924)    17,971,996      4,123,363    (2,700,477)   10,796,374
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)              81,500,524     (471,932,561)    26,488,652      6,128,066     50,119,966   18,562,728
   Net Assets
     Beginning of year                       991,028,368    1,469,518,469     20,910,240     10,485,684   394,846,734    34,925,270
------------------------------------------------------------------------------------------------------------------------------------
     End of year                          $1,072,528,892   $  997,585,908   $ 47,398,892    $16,613,750  $444,966,700  $ 53,487,998
====================================================================================================================================
     Undistributed net investment income
       (accumulated loss)                 $    3,262,091   $   (7,380,753)  $    205,238    $   287,336  $   (967,068) $   (119,678)
====================================================================================================================================

                                              See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998
================================================================================

NOTE 1--GENERAL:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers. The repurchase agreements are collateralized by U.S. Government securities which are verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At December 31, 1998, the value of securities loaned and collateral received thereon were as follows:

                                     VALUE OF
                                    SECURITIES        VALUE OF
                                      LOANED         COLLATERAL
                                   ------------     ------------
American Growth Portfolio......     $ 4,758,109      $ 4,884,033
American Small Capitalization
  Portfolio....................      63,585,006       64,909,546
American Income and Growth
  Portfolio....................              --               --
American Balanced Portfolio....         106,932          110,237
American MidCap Growth
  Portfolio....................      27,724,121       28,330,588
American Leveraged AllCap
  Portfolio....................              --               --

(e)  DIVIDENDS  TO  SHAREHOLDERS:   Dividends  and   distributions   payable  to
shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS  (CONT'D)

DECEMBER 31, 1998
================================================================================

Distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:
American Growth Portfolio............................      .750%
American Small Capitalization Portfolio..............      .850
American Income and Growth Portfolio.................      .625
American Balanced Portfolio..........................      .750
American MidCap Growth Portfolio.....................      .800
American Leveraged AllCap Portfolio..................      .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the year ended December 31, 1998, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $3,372,838, $2,535,652, $171,919, $31,609,
$1,636,242   and  $168,804,   respectively,   in  connection   with   securities
transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund for a fee of $2,500 per year, per Portfolio, plus out-of-pocket expenses.

(d) Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1998, were as follows:

                                     PURCHASES          SALES
                                    -----------      -----------
American Growth Portfolio......  $1,723,985,203   $1,598,358,938
American Small Capitalization
  Portfolio....................   1,360,996,321    1,371,887,498
American Income and Growth
  Portfolio....................      84,664,292       72,045,184
American Balanced Portfolio....      19,187,530       16,675,060
American MidCap Growth
  Portfolio....................     751,122,359      726,513,142
American Leveraged AllCap
  Portfolio....................     106,914,674       93,496,190

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. During the year ended December 31, 1998, the American Leveraged AllCap Portfolio had borrowings which averaged $246,101 at a weighted average interest rate of 8.42%.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS  (CONT'D)

DECEMBER 31, 1998
================================================================================

During the year ended December 31, 1998, transactions of shares of beneficial interest were as follows:

                                        SHARES         AMOUNT
                                         -----         ------
American Growth
  Portfolio:
    Shares sold................      22,276,285   $1,015,249,072
    Dividends reinvested.......       4,809,435      201,563,406
                                     ----------   --------------
                                     27,085,720    1,216,812,478
    Shares redeemed............     (16,358,040)    (747,664,534)
                                     ----------   --------------
      Net increase.............      10,727,680   $  469,147,944
                                     ==========   ==============

                                        SHARES         AMOUNT
                                         -----         ------
American Small Capitalization
   Portfolio:
    Shares sold................      33,401,217   $1,342,889,723
    Dividends reinvested.......       3,247,801      131,568,417
                                     ----------   --------------
                                     36,649,018    1,474,458,140
    Shares redeemed............     (31,781,393)  (1,295,599,983)
                                     ----------   --------------
      Net increase.............       4,867,625   $  178,858,157
                                     ==========   ==============

                                        SHARES         AMOUNT
                                         -----         ------
American Income and Growth
   Portfolio:
    Shares sold................       2,355,653   $   27,413,251
    Dividends reinvested.......         504,168        5,571,055
                                     ----------   --------------
                                      2,859,821       32,984,306
    Shares redeemed............      (1,236,899)     (14,013,965)
                                     ----------   --------------
      Net increase.............       1,622,922   $   18,970,341
                                     ==========   ==============

                                        SHARES         AMOUNT
                                         -----         ------
American Balanced
   Portfolio:
    Shares sold................         781,832   $    8,989,415
    Dividends reinvested.......         146,968        1,604,892
                                     ----------   --------------
                                        928,800       10,594,307
    Shares redeemed............        (299,561)      (3,427,528)
                                     ----------   --------------
      Net increase.............         629,239   $    7,166,779
                                     ==========   ==============

                                        SHARES         AMOUNT
                                         -----         ------
American MidCap Growth
   Portfolio:
    Shares sold................      14,298,667   $  361,534,632
    Dividends reinvested.......       1,688,763       41,830,666
                                     ----------   --------------
                                     15,987,430      403,365,298
    Shares redeemed............     (10,509,008)    (265,646,851)
                                     ----------   --------------
      Net increase.............       5,478,422   $  137,718,447
                                     ==========   ==============

                                        SHARES         AMOUNT
                                         -----         ------
American Leveraged AllCap
   Portfolio:
    Shares sold................       1,353,912   $   37,604,075
    Dividends reinvested.......         107,618        2,731,336
                                     ----------   --------------
                                      1,461,530       40,335,411
    Shares redeemed............        (854,961)     (22,793,456)
                                     ----------   --------------
      Net increase.............         606,569   $   17,541,955
                                     ==========   ==============

During the year ended December 31, 1997, transactions of shares of beneficial interest were as follows:
                                        SHARES         AMOUNT
                                         -----         ------
American Growth
  Portfolio:
    Shares sold................      16,488,837   $  655,951,502
    Dividends reinvested.......         283,342       10,571,475
                                     ----------   --------------
                                     16,772,179      666,522,977
    Shares redeemed............     (20,559,387)    (826,971,968)
                                     ----------   --------------
      Net decrease.............      (3,787,208)  $ (160,448,991)
                                     ==========   ==============

                                        SHARES         AMOUNT
                                         -----         ------
American Small Capitalization
   Portfolio:
    Shares sold................      24,762,826   $1,038,991,957
    Dividends reinvested.......       1,463,106       54,749,439
                                     ----------   --------------
                                     26,225,932    1,093,741,396
    Shares redeemed............     (39,348,743)  (1,670,756,320)
                                     ----------   --------------
      Net decrease.............     (13,122,811)  $ (577,014,924)
                                     ==========   ==============

                                        SHARES         AMOUNT
                                      ---------      -----------
American Income and Growth
   Portfolio:
    Shares sold................       2,857,584   $   27,984,376
    Dividends reinvested.......         142,001        1,312,090
                                     ----------   --------------
                                      2,999,585       29,296,466
    Shares redeemed............      (1,167,593)     (11,324,470)
                                     ----------   --------------
      Net increase.............       1,831,992   $   17,971,996
                                     ==========   ==============

                                        SHARES         AMOUNT
                                         -----         ------
American Balanced
   Portfolio:
    Shares sold................         592,297   $    6,003,090
    Dividends reinvested.......          38,027          365,824
                                     ----------   --------------
                                        630,324        6,368,914
    Shares redeemed............        (220,624)      (2,245,551)
                                     ----------   --------------
      Net increase.............         409,700   $    4,123,363
                                     ==========   ==============

                                        SHARES         AMOUNT
                                         -----         ------
American MidCap Growth
   Portfolio:
    Shares sold................      14,279,060   $  328,791,802
    Dividends reinvested.......         297,953        6,361,288
                                     ----------   --------------
                                     14,577,013      335,153,090
    Shares redeemed............     (14,668,073)    (337,853,567)
                                     ----------   --------------
      Net decrease.............         (91,060)  $   (2,700,477)
                                     ==========   ==============

                                        SHARES         AMOUNT
                                         -----         ------
American Leveraged AllCap
   Portfolio:
    Shares sold................       1,381,000   $   30,139,481
    Shares redeemed............        (876,756)     (19,343,107)
                                     ----------   --------------
      Net increase.............         504,244   $   10,796,374
                                     ==========   ==============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND
     BOARD OF TRUSTEES OF THE ALGER AMERICAN FUND

We have audited the accompanying statements of assets and liabilities of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio), including the schedules of investments, as of December 31, 1998, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund as of December 31, 1998, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                        ARTHUR ANDERSEN LLP

New York, New York
January 29, 1999

APPENDIX

CORPORATE BOND RATINGS

    Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With A bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest-rated that qualifies for commercial bank investment. Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes

APPENDIX
(continued)

in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

    Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

INVESTMENT MANAGER:
Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, New York 10048
--------------------------------------------------------------------------------
DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302
--------------------------------------------------------------------------------
TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302
--------------------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105
--------------------------------------------------------------------------------
COUNSEL:
Hollyer Brady Smith Troxell Barrett
  Rockett Hines & Mone LLP
551 Fifth Avenue
New York, N.Y 10176
--------------------------------------------------------------------------------
No person has been authorized to give any information or to make any representations other than those contained in the Prospectus or the Statement of Additional Information in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. The Prospectus and Statement of Additional Information do not constitute an offer in any state or country in which, or to any person to whom, such offer may not lawfully be made.


================================================================================

                          THE
                          ALGER                 Meeting the challenge
                          AMERICAN              of investing
                          FUND

                          STATEMENT             May 1, 1999
                          OF ADDITIONAL
                          INFORMATION

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits



Exhibit No.                   Description of Exhibit
- -----------                   ----------------------

  (a-1)      Agreement and Declaration of Trust (l) [EDGAR 4/98]

  (a-2) Written Consent of the Sole Trustee of the Trust amending the Agreement and Declaration of Trust (1)

  (a-3) Amendment to Registrant's Agreement and Declaration of Trust to establish the Alger American Fixed Income Portfolio (3)

  (a-4) Certificate of Designation relating to the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  (a-5) Certificate of Designation relating to the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  (b)        By-laws of Registrant (l) [EDGAR 4/98]

  (c)        See Exhibits (a-1) and (b)

Exhibit No.                   Description of Exhibit
-----------                   ----------------------


  (d-1) Investment Management Agreement for the Alger American Balanced Portfolio (4) [EDGAR 4/98]

  (d-2) Investment Management Agreement for the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  (d-3) Investment Management Agreement for the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  (d-4)     Investment   Management  Agreement  for  the  Alger  American  Money
            Market Portfolio (3) [EDGAR 4/98]

  (d-5)     Investment   Management  Agreement  for  the  Alger  American Income
            and Growth Portfolio (3) [EDGAR 4/98]

  (d-6)     Investment   Management  Agreement  for  the  Alger  American  Small
            Capitalization Portfolio (3) [EDGAR 4/98]

  (d-7)     Investment   Management  Agreement  for  the  Alger  American Growth
            Portfolio (3) [EDGAR 4/98]

  (e)       Distribution Agreement (3) [EDGAR 4/98]


 (g-1)      Form of Custody Agreement (2)

 (g-2) Form of Supplement to Custody Agreement relating to the Alger American Fixed Income Portfolio (3)

 (g-3)      Amendment 1 to Custody Agreement (7)

  (h)       Transfer Agency Agreement

  (i-1)     Opinions of Sullivan & Worcester (6)

  (i-2)     Opinion and Consent of Sullivan & Worcester

  (j)       Consent of Arthur Andersen LLP

  (l-1) Purchase Agreement relative to the shares of the Alger American Money Market, Income and Growth, Small Capitalization and Growth Portfolios (2) [EDGAR 4/98]

  (l-2) Purchase Agreement relative to the shares of the Alger American Fixed Income Portfolio (3)

  (l-3) Purchase Agreement relative to the shares of the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  13(d) Purchase Agreement relative to the shares of the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  (p) Powers of Attorney executed by David D. Alger, Gregory S. Duch, Stephen E. O'Neil, Nathan E. Saint-Aneand and B. Joseph White
-----------

(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on May 6, 1988.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  2  to  the
     Registration Statement ("Pre-Effective Amendment No. 2") filed with the SEC on July 22, 1988.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement ("Post-Effective Amendment No. 1") filed with the SEC on January 23, 1989.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement ("Post-Effective Amendment No. 5") filed with the SEC on August 3, 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement ("Post-Effective Amendment No. 7") filed with the SEC on March 5, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement ("Post-Effective Amendment No. 9") filed with the SEC on March 2, 1994.

(7) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement ("Post-Effective Amendment No. 15") filed with the SEC on April 9, 1998.

Item 24.  Persons Controlled by or Under Common Control with Registrant

                    None.

Item 25.  Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to one closed-end investment company and to three other open-end investment companies. The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).

Item 27.  Principal Underwriter

     (a) Alger Inc. acts as principal underwriter for Registrant, The Alger Retirement Fund, Spectra Fund and The Alger Fund and has acted as subscription agent for Castle Convertible Fund, Inc.

     (b) The information required by this Item 27 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

     (c) Not applicable.

Item 28.  Location of Accounts and Records

     All accounts and records of Registrant are maintained by Mr. Gregory
S. Duch, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act, and the Investment Company Act Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 2nd day of March 2, 1999.


                                            THE ALGER AMERICAN FUND

                                            By: /s/ David D. Alger
                                                --------------------------------
                                                  David D. Alger, President


ATTEST: /s/ Gregory S. Duch
        -------------------------------
        Gregory S. Duch, Treasurer

     Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                     Title                              Date
       ---------                     -----                              ----

/s/ Fred M. Alger III*               Chairman of the Board         March 2, 1999
- -------------------------------
      Fred M. Alger III


/s/ David D. Alger                   President and Trustee         March 2, 1999
- --------------------------------     (Chief Executive Officer)
      David D. Alger

/s/ Gregory S. Duch                  Treasurer                     March 2, 1999
- --------------------------------     (Chief Financial and
      Gregory S. Duch                 Accounting Officer)

/s/ Nathan E. Saint-Amand*           Trustee                       March 2, 1999
- --------------------------------
      Nathan E. Saint-Amand

/s/ Stephen E. O'Neil*               Trustee                       March 2, 1999
- --------------------------------
      Stephen E. O'Neil

/s/ Arthur M. Dubow*                 Trustee                       March 2, 1999
- --------------------------------
      Arthur M. Dubow

/s/ John T. Sargent*                 Trustee                       March 2, 1999
- --------------------------------
      John T. Sargent

*/s/ B. Joseph White                 Trustee                       March 2, 1999
- --------------------------------
       B. Joseph White

*By: /s/ Gregory S. Duch
- --------------------------------
      Gregory S. Duch
      Attorney-In-Fact

                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                                                                     ---
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ---

                                                                     ---
     Pre-Effective Amendment No.                                     ---



                                                                     ---
     Post-Effective Amendment No. 16                                   X
                                                                     ---




                                     and/or

                                                                     ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ---



                                                                     ---
     Amendment No. 18                                                  x
                                                                     ---




                        (Check appropriate box or boxes)

                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           --------------------------
                                 E X H I B I T S
                           --------------------------

                                INDEX TO EXHIBITS

Exhibit                                                                                    Page Number in Sequential
  No.                                                                                            Number System
- ------                                                                                     -------------------------

  (i-2,)    Opinion and Consent of Sullivan & Worcestor LLP ............................

  (j)       Consent of Arthur Andersen LLP .............................................

  (p)       Powers of Attorney executed by David D. Alger, Gregory S. Duch
            Stephen E. O'Neil, Nathan E. Saint-Amand and B. Joseph White ...............

